UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 96.5%
Alabama — 2.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$6,875,000	14.520%	11/03/16	$9,215,250
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
3,405,000	5.375	12/01/16	3,459,786
4,425,000	5.500	12/01/21	4,209,326
5,775,000	5.625	12/01/26	5,271,709
16,515,000	5.750	12/01/36	14,217,433
Courtland Industrial Development Board Environmental Improvement RB Refunding for International Paper Co. Project Series 2003 B (AMT) (BBB/Baa3)
2,000,000	6.250	08/01/25	2,020,300
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	962,130
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,190,625
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	6,801,088
3,000,000	6.000	08/01/35	2,510,490
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BB+/NR)
14,465,000	5.250	06/01/37	10,411,328
University of Alabama at Birmingham Hospital RB Series 2006 A (A+/A1)
2,785,000	5.000	09/01/41	2,580,915

			68,850,380

Arizona — 2.8%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(b)
39,070,000	1.090	02/02/15	35,408,360
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (NR/NR)(b)
10,000,000	1.090	02/02/15	9,062,800
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB/Baa2)(b)
6,000,000	6.000	05/01/14	6,593,820
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	9,600,448
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BB+/Baa3)
5,000,000	6.250	01/01/38	5,082,150
Pima County IDA RB for Tucson Electric Power Co. Project RMKT 01/12/10 Series 2008 B (BBB-/Baa3)
12,850,000	5.750	09/01/29	12,934,938

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa3)
$5,000,000	5.250%	10/01/40	$4,575,200
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
600,000	5.000	01/01/20	600,444
2,000,000	5.000	01/01/26	1,883,860
3,000,000	5.000	01/01/32	2,717,760
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	509,100
1,000,000	6.500	07/01/39	1,027,520

			89,996,400

Arkansas — 0.2%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (NR/Ba2)
5,515,000	5.600	10/01/26	5,160,275

California — 15.3%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa2)(d)
1,600,000	0.000	08/01/26	627,312
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (AGM) (AA+/Aa3)(d)
855,000	0.000	09/01/29	257,569
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA+/Aa3)(d)
1,055,000	0.000	08/01/25	459,231
California County Tobacco Securitization Agency RB Asset-Backed Bonds Refunding for Sonoma County Corp. Series 2005 (BBB-/NR)
5,935,000	5.250	06/01/45	3,677,860
California Health Facilities Financing Authority Insured RB for Asian Community Center of Sacramento Valley, Inc. Series 2007 A (AMBAC CA MTG INS) (A-/WR)
9,000,000	5.000	04/01/37	7,913,250
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (AA-/Aa3)
5,000,000	5.250	11/15/46	4,731,450
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
18,500,000	5.500	02/01/39	15,868,005
California Pollution Control Financing Authority Solid Waste Disposal PCRB for Waste Management, Inc. Series 2005 C (AMT) (BBB/NR)
9,250,000	5.125	11/01/23	9,446,932
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	1,706,980
7,500,000	5.500	11/01/38	5,795,025
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (NR/Aa2)
6,000,000	6.625	08/01/29	6,942,420

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (BB/NR)(d)
$35,000,000	0.000%	06/01/46	$1,086,750
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (BBB/WR)(d)
7,000,000	0.000	09/01/33	1,586,900
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	756,652
2,830,000	7.000	12/01/36	2,865,149
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	674,603
5,000,000	8.000	06/01/44	5,036,250
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (B/NR)(d)
374,785,000	0.000	06/01/47	11,633,326
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (B-/NR)(d)
307,000,000	0.000	06/01/47	1,667,010
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA+/Aa3)
9,500,000	5.000	06/01/35	8,539,170
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AA+/Aa3)
24,920,000	5.000	06/01/45	21,925,613
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)(d)
24,985,000	0.000	06/01/24	10,957,921
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
54,070,000	5.000	06/01/45	46,774,335
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
2,735,000	5.000	06/01/35	2,455,456
10,915,000	5.000	06/01/38	9,669,598
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BB+/Baa3)
34,280,000	5.750	06/01/47	24,997,662
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (BB+/Baa3)(e)
6,740,000	0.000	06/01/37	4,326,069
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
69,530,000	5.000	06/01/45	60,148,317

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/Aa2)(d)
$50,000,000	0.000%	08/01/49	$2,903,000
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(d)
101,195,000	0.000	06/01/36	7,441,880
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(d)
211,235,000	0.000	06/01/47	3,800,118
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(d)
360,660,000	0.000	06/01/57	1,705,922
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,200,507
690,000	5.050	09/01/35	557,416
Lemoore Redevelopment Agency Tax Allocation Bonds for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	672,495
1,000,000	7.250	08/01/31	1,040,620
9,315,000	7.375	08/01/40	9,653,507
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(d)
47,875,000	0.000	08/01/50	3,243,531
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/WR)
4,000,000	4.500	10/01/42	3,295,320
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B-/Caa2)
32,425,000	7.500	12/01/24	32,768,705
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,658,296
1,500,000	7.000	09/01/31	1,541,475
875,000	7.250	09/01/38	908,627
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/NR)(d)
2,740,000	0.000	08/01/26	1,034,377
2,590,000	0.000	08/01/27	905,231
1,395,000	0.000	08/01/28	450,697
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE FGIC) (A/NR)(d)
1,330,000	0.000	08/01/27	466,285
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(d)
1,000,000	0.000	08/01/24	474,270
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
8,250,000	6.500	11/01/39	9,010,980
M-S-R Energy Authority Gas RB Series 2009 B (A/NR)
2,000,000	6.500	11/01/39	2,184,480

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
$10,000,000	6.125%	11/01/29	$10,548,500
13,250,000	6.500	11/01/39	14,472,180
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA+/Aa3)(e)
12,000,000	0.000	08/01/30	6,095,880
15,600,000	0.000	08/01/35	7,253,844
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,660,000	5.200	09/01/35	1,389,852
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA+/Aa2)(d)
860,000	0.000	08/01/25	364,760
1,105,000	0.000	08/01/26	433,922
5,550,000	0.000	08/01/30	1,600,010
7,830,000	0.000	08/01/32	1,902,064
7,000,000	0.000	08/01/34	1,434,580
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	16,365,611
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	6,251,420
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA+/Aa3)(e)
10,750,000	0.000	08/01/38	6,903,112
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(d)
1,805,000	0.000	08/01/25	828,730
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(d)
2,220,000	0.000	10/01/33	414,629
2,220,000	0.000	10/01/35	355,711
5,000,000	0.000	10/01/38	635,300
8,425,000	0.000	10/01/39	987,073
13,395,000	0.000	10/01/40	1,446,392
7,275,000	0.000	10/01/41	723,717
6,000,000	0.000	10/01/42	549,720
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,213,644
1,950,000	6.750	10/01/30	1,943,487
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A1)(d)
1,420,000	0.000	08/01/25	621,491
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA/Aa1)(d)
30,265,000	0.000	07/01/44	3,431,446
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	521,060
2,000,000	6.750	08/01/41	2,072,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB/NR)
$435,000	6.625%	08/01/27	$436,958
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	761,812
555,000	6.375	08/01/29	566,350
305,000	6.500	08/01/31	311,692
1,000,000	6.625	08/01/39	1,017,730
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB/NR)
1,000,000	7.000	08/01/33	1,023,710
1,500,000	7.000	08/01/41	1,531,305
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(d)
1,580,000	0.000	08/01/24	737,086
1,595,000	0.000	08/01/25	688,609
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	1,903,320
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,035,870
2,000,000	7.000	08/01/41	2,053,100
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(d)
29,000,000	0.000	06/01/36	2,547,070
73,990,000	0.000	06/01/47	1,729,886
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 B (BBB-/NR)(d)
13,505,000	0.000	06/01/47	289,952
Stockton Unified School District GO Bonds for Capital Appreciation Election Series 2011 D (AGM) (AA+/Aa3)(d)
13,025,000	0.000	08/01/39	1,803,181
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,016,720
2,100,000	7.000	08/01/39	2,157,834
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds for Sacramento County Tobacco Securitization Corp. Series 2005 A-1 (BB/Baa3)
2,000,000	5.375	06/01/38	1,401,520

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BBB/Baa3)
$7,350,000	5.125%	06/01/46	$4,754,127
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,583,715
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (BBB/NR)
1,000,000	7.250	09/01/31	1,041,410
5,000,000	7.500	09/01/42	5,189,900

			485,788,086

Colorado — 1.0%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
1,010,000	5.000	03/01/25	1,008,940
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	7,495,300
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
8,500,000	6.000	01/15/41	8,505,695
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)
4,500,000	6.125	12/01/37	3,189,015
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B3)
9,000,000	5.750	10/01/32	8,122,320
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	413,226
720,000	5.350	12/01/31	604,959
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)
1,750,000	6.625	12/01/40	1,249,587

			30,589,042

Delaware — 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,594,000	5.450	07/01/35	4,464,731
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B (NR/NR)
100,000	5.125	07/01/35	71,763
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	2,992,680

			7,529,174

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
District of Columbia — 1.4%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA+/Aa3)(e)
$25,000,000	0.000%	10/01/41	$19,169,250
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(e)
39,000,000	0.000	10/01/44	24,619,920

			43,789,170

Florida — 14.8%
Aberdeen Community Development District Special Assessment Series 2006-1 (NR/NR)(g)
1,810,000	5.250	11/01/15	957,707
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,460,000	6.300	05/01/35	3,344,599
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,690,000	5.375	05/01/37	1,024,917
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
9,100,000	5.500	05/01/36	7,678,762
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(g)
17,510,000	5.500	05/01/36	2,976,700
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
235,000	5.250	05/01/36	210,153
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
26,700,000	5.350	05/01/36	18,136,776
Arborwood Community Development District Special Assessment for School Site Acquisition Projects Series 2005 (NR/NR)(g)
1,210,000	5.500	05/01/14	205,700
3,735,000	5.500	05/01/14	2,360,483
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
7,000,000	6.000	05/01/33	6,095,530
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
9,255,000	5.800	05/01/34	7,830,748
Bluewaters Community Development District Special Assessment Series 2004 (/NR)
480,000	6.000	05/01/35	453,283
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,140,640

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
$3,200,000	6.000%	05/01/35	$3,003,456
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
9,290,000	7.210	05/01/35	7,714,416
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,094,220
Capital Trust Agency Fixed Rate Air Cargo RB for Aero Miami FX, LLC Project Series 2010 A (NR/Baa3)
8,750,000	5.350	07/01/29	8,184,050
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
950,000	5.000	05/01/15	906,395
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
8,570,000	5.850	05/01/35	3,985,050
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(g)
10,310,000	5.000	05/01/11	4,794,150
Connerton West Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(g)
6,410,000	5.125	05/01/16	2,499,900
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
315,000	8.375	05/01/17	324,173
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
350,000	8.375	05/01/17	358,554
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
2,535,000	7.050	05/01/15	2,539,842
Cutler Cay Community Development District Special Assessment Series 2004 (NR/NR)
3,740,000	6.300	05/01/34	3,668,641
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
43,080,000	5.500	05/01/37	32,749,416
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
3,800,000	6.830	11/01/15	3,728,826
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
25,355,000	6.000	08/15/36	24,276,905
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,180,000	5.250	11/01/36	10,054,174
Forest Creek Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(g)
835,000	7.000	11/01/13	812,113
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
515,000	6.960	11/01/15	497,928

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)(g)
$3,015,000	6.125%	05/01/35	$2,753,117
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
8,165,000	5.600	05/01/36	6,599,280
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,065,000	6.200	05/01/35	1,025,190
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,775,000	5.550	05/01/37	4,984,639
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,490,000	5.700	05/01/36	2,124,045
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (NR/WR)(h)
4,980,000	8.000	08/15/19	6,881,962
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(g)
2,395,000	6.000	05/01/35	1,077,750
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(g)
1,750,000	5.125	05/01/16	787,500
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A (NR/NR)
1,755,000	7.450	05/01/22	1,755,456
3,315,000	7.500	05/01/32	3,315,696
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
4,020,000	7.210	08/01/17	3,865,552
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
9,515,000	5.000	05/01/13	8,658,174
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,760,000	8.000	05/01/40	19,452,930
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	15,143,852
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
60,000	5.000	11/15/11	60,519
1,000,000	5.000	11/15/13	1,038,690
2,245,000	5.000	11/15/15	2,325,685
4,000,000	5.000	11/15/22	3,707,880
10,000,000	5.000	11/15/29	8,154,800
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,420,000	5.850	05/01/35	7,141,507
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
5,585,000	7.360	11/01/20	5,666,764

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
$5,420,000	5.400%	05/01/30	$4,124,945
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
2,635,000	5.375	05/01/30	2,241,884
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,860,000	5.450	05/01/36	2,501,671
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(g)
4,455,000	5.250	05/01/15	1,737,450
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2007 B (NR/NR)(g)
2,915,000	6.150	11/01/14	1,136,850
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+/NR)
7,540,000	5.375	11/15/28	6,614,465
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2001 A (BB+/Baa3)
960,000	6.125	11/15/11	965,434
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Project Series 2004 (BB+/Baa3)
13,600,000	6.750	11/15/29	13,679,288
Miami-Dade County Aviation RB Series 2010 A (A-/A2)
11,510,000	5.375	10/01/41	11,281,411
Miami-Dade County Special Obligation Refunding Subseries 1997 B (NATL-RE) (BBB/A2)(d)
20,000,000	0.000	10/01/29	6,098,600
32,855,000	0.000	10/01/33	7,115,079
8,340,000	0.000	10/01/34	1,652,237
Middle Village Community Development District Special Assessment Series 2004 A (NR/NR)
4,510,000	5.800	05/01/22	4,180,995
6,610,000	6.000	05/01/35	5,671,843
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)(e)
2,120,000	0.000	05/01/38	1,323,855
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(e)
5,340,000	0.000	05/01/38	2,076,993
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)(e)
2,915,000	0.000	05/01/15	2,446,793
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)(e)
4,185,000	0.000	05/01/18	1,627,505
New River Community Development District Special Assessment Series 2006 A (NR/NR)(g)
545,000	5.350	05/01/38	5
New River Community Development District Special Assessment Series 2006 B (NR/NR)(g)
3,260,000	5.000	05/01/13	33

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
$1,100,000	5.375%	07/01/20	$1,023,121
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,095,000	6.125	05/01/35	1,080,710
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)(e)
1,475,000	0.000	05/01/35	1,048,327
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)(e)
3,375,000	0.000	05/01/17	2,810,025
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
1,200,000	5.125	05/01/16	12,000
210,000	6.125	05/01/35	2,100
Parker Road Community Development District Special Assessment Series 2007 A (NR/NR)
2,400,000	5.600	05/01/38	1,368,000
Parklands Lee Community Development District Special Assessment Series 2004 A (NR/NR)(g)
3,765,000	5.800	05/01/35	1,882,500
Parklands Lee Community Development District Special Assessment Series 2004 B (NR/NR)(g)
230,000	5.125	05/01/11	115,000
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(g)
10,095,000	5.400	05/01/36	3,432,300
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)(g)
1,355,000	5.300	11/01/15	1,124,650
Reunion East Community Development District Special Assessment Series 2002 A (NR/NR)
15,200,000	7.200	05/01/22	11,625,872
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
6,180,000	0.000 (e)	05/01/36	3,060,460
5,575,000	5.450	05/01/36	4,041,540
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
2,815,000	5.500	05/01/15	2,587,773
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,498,935
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
1,420,000	7.500	05/01/16	1,365,614
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006 (NR/NR)(g)
8,150,000	5.750	05/01/15	3,239,625
7,995,000	6.100	05/01/25	3,178,012
20,980,000	6.125	05/01/37	8,339,550
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	1,808,787

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
$4,670,000	5.800%	05/01/35	$3,678,045
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(e)
3,455,000	0.000	05/01/35	1,977,573
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(g)
3,265,000	5.850	05/01/34	1,405,876
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,765,000	6.500	11/15/39	6,044,314
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
475,000	5.500	11/01/15	346,750
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,190,000	5.900	05/01/34	2,766,623
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,220,000	5.850	05/01/35	1,116,202
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
1,255,000	8.250	01/01/17	1,257,573
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,720,000	7.375	01/01/19	1,726,433
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
4,005,000	6.350	01/01/18	4,098,076
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
3,940,000	5.875	01/01/15	4,064,268
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
9,310,000	6.375	05/01/38	9,450,115
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
9,985,000	6.125	05/01/39	9,730,382
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
6,000,000	7.000	05/01/41	6,201,300
Villasol Community Development District RB Series 2003 A (NR/NR)
3,755,000	6.600	05/01/34	2,959,391
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(g)
1,080,000	5.000	11/01/12	532,894
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006 (NR/NR)
11,745,000	5.500	05/01/37	5,169,562

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
World Commerce Community Development District Special Assessment Series 2004 A-1 (NR/NR)(g)
$925,000	6.250%	05/01/22	$296,000

			469,072,809

Georgia — 2.4%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/NR)
8,420,000	7.500	01/01/31	8,711,416
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,104,031
1,750,000	5.600	01/01/30	1,679,965
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
5,675,000	5.500	01/01/34	4,638,972
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (CCC+/NR)
8,000,000	8.750	06/01/29	9,045,360
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (CCC+/NR)
8,750,000	9.000	06/01/35	9,402,312
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,445,000	5.250	11/01/28	1,940,205
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
1,750,000	6.125	02/15/34	1,518,650
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,362,800
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(f)
46,820,000	0.854	10/01/33	30,523,363
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (AMT) (BBB/Baa3)
5,000,000	5.000	08/01/30	4,558,050

			75,485,124

Guam — 2.0%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,437,275
2,700,000	6.875	12/01/40	2,644,731
Guam Government GO Bonds Series 2009 A (B+/NR)
6,000,000	6.750	11/15/29	6,164,880
24,075,000	7.000	11/15/39	24,839,141
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
2,400,000	5.375	12/01/24	2,408,712
3,000,000	5.625	12/01/29	3,000,810
2,750,000	5.750	12/01/34	2,691,012
Guam Power Authority RB Series 2010 A (BBB/Ba1)
11,705,000	5.500	10/01/40	10,886,469

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Guam — (continued)
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (BB/Ba2)
$8,000,000	5.625%	07/01/40	$7,040,880

			62,113,910

Hawaii — 0.1%
Hawaii State Department of Budget and Finance Special Purpose RB for 15 Craigside Project Series 2009 A (NR/NR)
1,000,000	8.750	11/15/29	1,134,920
2,700,000	9.000	11/15/44	3,035,124

			4,170,044

Idaho — 0.6%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
1,000,000	5.250	09/01/20	951,740
4,645,000	5.250	09/01/26	4,127,129
1,500,000	5.250	09/01/30	1,251,540
14,285,000	5.250	09/01/37	11,288,864

			17,619,273

Illinois — 4.3%
Bellwood Village Cook County Illinois GO Bonds Series 2006 B (XLCA) (NR/WR)
4,915,000	4.500	12/01/29	4,168,117
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/Caa2)
17,400,000	5.500	12/01/30	13,231,830
Chicago Illinois Special Assessment for Lake Shore East Series 2003 (NR/NR)
5,000,000	6.750	12/01/32	4,872,750
Cook County Illinois Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)
7,000,000	6.500	10/15/40	7,200,270
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
178,000	5.400	03/01/16	174,127
1,450,000	5.625	03/01/36	1,168,352
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
1,745,000	5.000	02/15/15	1,718,930
6,000,000	5.375	02/15/25	5,272,560
4,000,000	5.625	02/15/37	3,267,640
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
28,740,000	6.750	10/01/46	18,928,739
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,065,840
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,225,687
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
18,395,000	6.000	05/15/39	18,569,385
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
5,600,000	5.125	01/01/25	4,798,024

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)
$1,000,000	6.500%	10/15/40	$1,028,610
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (NR/Ca)(g)
6,905,000	5.000	06/01/24	3,797,750
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(g)
2,075,000	5.000	06/01/24	311,250
4,000,000	5.375	06/01/35	600,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	1,914,760
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (NR/Baa2)
10,500,000	5.250	05/01/40	10,034,220
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,805,000	6.250	03/01/34	1,598,147
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(a)(c)(f)
20,000,000	5.000	12/15/40	14,617,000
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2010 B (AGM) (AA-/Aa3)
4,895,000	5.000	06/15/50	4,368,004
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A-/NR)
1,900,000	5.125	08/15/19	1,970,262
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,645,000	6.000	03/01/36	3,530,572
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2 (NR/NR)
2,175,000	5.000	03/01/16	1,999,912
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
4,117,000	5.750	03/01/36	3,176,512

			137,609,250

Indiana — 0.7%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,029,366
1,500,000	5.000	10/01/32	1,024,080
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa3)
3,250,000	5.250	08/01/36	2,677,870
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corporation Project Series 2010 (BB/Ba2)
9,750,000	6.000	12/01/26	9,856,470

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA-/NR)(a)(c)(f)
$1,195,000	29.820%	05/01/15	$2,212,769
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(g)
7,798,284	6.500	11/15/31	77,983
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (NR/Ba2)
3,240,000	6.700	04/01/29	3,240,454
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(c)
2,000,000	5.500	09/01/27	1,747,280

			21,866,272

Iowa — 0.1%
Coralville Iowa COPS Series 2006 D (NR/A1)
2,250,000	5.250	06/01/26	2,280,915
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,224,270

			3,505,185

Kentucky — 1.0%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (BBB/Baa1)(d)
1,720,000	0.000	10/01/22	884,252
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	7,921,200
9,000,000	6.500	03/01/45	9,005,310
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(c)
2,340,000	18.170	11/11/14	3,372,174
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
12,000,000	5.000	10/01/30	10,866,360

			32,049,296

Louisiana — 1.6%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlatke Chemical Corp. Projects Series 2010 A-2 (BBB-/Ba2)
5,000,000	6.500	11/01/35	5,161,550
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (BBB+/A3)
18,500,000	5.875	10/01/40	17,763,145
20,015,000	6.000	10/01/44	19,451,978
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	7,638,374

			50,015,047

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — 0.9%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
$600,000	5.000%	09/01/16	$583,512
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,583,000	6.250	09/01/33	4,261,502
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,679,000	6.500	07/01/31	2,617,544
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,705,000	7.000	07/01/33	3,774,543
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba1)
2,590,000	5.000	09/01/30	2,257,289
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	4,909,450
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
9,500,000	5.750	07/01/38	8,008,120
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
3,000,000	5.500	07/01/42	2,623,500

			29,035,460

Massachusetts — 0.9%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
2,235,000	5.625	04/01/19	2,210,661
2,000,000	5.625	04/01/29	1,750,420
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
5,000,000	5.250	07/01/30	4,097,550
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	9,528,858
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	9,662,900

			27,250,389

Michigan — 3.3%
Detroit Michigan GO Bonds Series 2003 A (XLCA) (BB/Ba3)
1,845,000	5.250	04/01/15	1,767,030
2,935,000	5.250	04/01/18	2,644,993
Detroit Michigan Limited Tax GO Bonds for Capital Improvement Series 2008 A-1 (BB/B1)
6,350,000	5.000	04/01/16	5,786,755
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	3,905,440
3,000,000	6.000	05/01/21	3,361,380
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AA+/Aa3)(f)
14,585,000	0.804	07/01/32	9,955,575

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
$1,460,000	5.375%	07/01/20	$1,374,109
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 B (BB+/Ba1)
3,630,000	5.375	07/01/28	3,071,488
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-2 (A/NR)(b)
5,000,000	5.500	08/01/16	5,661,550
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (B/NR)(d)
196,775,000	0.000	06/01/52	2,833,560
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (B-/NR)(d)
70,100,000	0.000	06/01/52	888,167
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB-/Baa3)
4,000,000	5.375	06/01/26	3,599,000
3,500,000	5.500	06/01/35	2,965,935
Oakland County Economic Development Corp. Limited Obligation RB for Michigan Motion Picture Studios Series 2010 (NR/NR)
10,000,000	7.000	08/01/40	9,651,100
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	45,969,200

			103,435,282

Minnesota — 0.4%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-/NR)
7,500,000	7.250	06/15/32	7,502,175
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A (NR/NR)
7,475,000	5.625	06/01/37	6,533,972

			14,036,147

Mississippi — 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
2,985,000	5.250	12/01/21	2,986,224
1,825,000	5.250	12/01/26	1,734,261

			4,720,485

Missouri — 0.3%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)
1,535,000	6.000	07/01/37	660,050
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)
7,750,000	6.000	07/01/25	3,332,500
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A (NR/NR)
250,000	5.250	10/01/21	205,737
385,000	5.400	10/01/26	294,614
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (NR/Ba2)
1,255,000	6.250	01/01/30	1,137,733

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
$1,000,000	5.000%	06/01/35	$943,660
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	04/01/27	937,800
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	567,472

			8,079,566

Nevada — 0.8%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2003 (NR/NR)
1,360,000	5.800	08/01/15	1,401,698
4,660,000	6.100	08/01/18	4,801,244
3,720,000	6.375	08/01/23	3,742,915
Director of the State of Nevada Department of Business & Industry Second Tier RB for Las Vegas Monorail Project Series 2000 (NR/NR)(g)
3,000,000	7.250	01/01/23	30
1,250,000	7.375	01/01/30	13
16,000,000	7.375	01/01/40	160
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,740,000	4.800	03/01/15	1,058,894
2,000,000	4.900	03/01/17	1,163,620
2,470,000	5.000	03/01/20	1,405,801
2,490,000	5.100	03/01/21	1,415,914
800,000	5.100	03/01/22	454,600
2,320,000	5.125	03/01/25	1,293,400
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,370,000	5.000	09/01/25	1,187,310
Las Vegas Local Improvement District No. 607 Series 2004 (NR/NR)
1,270,000	5.900	06/01/17	1,217,460
1,315,000	5.900	06/01/18	1,239,506
485,000	6.000	06/01/19	452,835
4,800,000	6.250	06/01/24	4,397,904

			25,233,304

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	945,870
1,400,000	5.875	07/01/34	1,312,934
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	932,274
4,185,000	5.250	06/01/36	3,445,762

			6,636,840

New Jersey — 2.6%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
1,640,000	5.000	09/01/34	1,609,020

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
$7,500,000	5.500%	04/01/28	$6,150,375
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
9,000,000	6.250	09/15/29	8,531,460
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
820,000	6.500	07/01/21	812,882
500,000	6.625	07/01/31	460,860
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
29,570,000	6.625	07/01/38	29,790,888
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa3)
1,500,000	6.875	07/01/30	1,500,075
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
10,840,000	5.250	07/01/23	10,688,349
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,258,100
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (B-/NR)(d)
164,600,000	0.000	06/01/41	6,602,106
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (BB+/Baa3)
22,000,000	4.750	06/01/34	15,224,880

			83,628,995

New Mexico — 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BB+/Baa3)
3,620,000	4.875	04/01/33	3,140,567
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BB+/Baa3)
6,925,000	4.875	04/01/33	6,007,853
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BB+/Baa3)
12,000,000	5.900	06/01/40	11,754,840
Mariposa East Public Improvement District GO Bonds Series 2006 (NR/NR)
500,000	5.500	09/01/16	478,135
1,000,000	6.000	09/01/32	755,440

			22,136,835

New York — 1.2%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,447,185

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (BB+/Baa3)
$930,000	6.375%	07/01/31	$931,256
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2002 C (BB+/Baa3)
1,365,000	6.450	07/01/32	1,370,842
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA+/Aa3)
1,000,000	6.125	01/01/29	1,052,950
3,000,000	6.375	01/01/39	3,076,080
5,000,000	6.500	01/01/46	5,127,750
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
15,355,000	5.400	07/01/20	12,556,244
New York City Industrial Development Agency Special Facility RB for Terminal One Group Association, LP Project Series 1994 (AMT) (CCC+/Caa2)
7,365,000	6.900	08/01/24	6,305,397
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A/A3)
5,000,000	5.125	09/01/40	4,899,550

			36,767,254

North Carolina — 0.3%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,760,000	5.600	07/01/27	5,893,233
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,002,340
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	471,025
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,407,210

			8,773,808

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
1,500,000	5.125	07/01/29	1,367,535

Ohio — 5.1%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	6,567,890
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/Baa3)
44,000,000	5.875	06/01/30	34,818,080
53,970,000	6.500	06/01/47	42,741,002

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
$30,450,000	5.375%	09/15/27	$26,200,093
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (CCC+/B3)
8,135,000	5.700	12/01/19	7,408,382
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	13,757,096
15,000,000	5.000	01/01/37	12,042,750
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
800,000	5.000	12/01/22	626,640
1,000,000	5.000	12/01/32	678,050
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB/Ba2)
7,000,000	6.750	12/01/40	7,200,410
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 C (BBB-/Baa1)
6,000,000	5.625	06/01/18	6,601,800
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A (NR/NR)
2,500,000	6.250	12/01/36	1,954,025

			160,596,218

Oklahoma — 0.8%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,199,675
Tulsa Municipal Airport Trust RB for American Airlines, Inc. Project Series 1995 (B-/Caa2)
20,410,000	6.250	06/01/20	19,720,550
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	1,953,402
865,000	6.000	05/01/31	722,759

			26,596,386

Oregon — 0.3%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,104,950
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 Class VII (AMT) (BBB-/Ba2)
1,085,000	6.350	08/01/25	1,084,881
Oregon State Economic Development RB Refunding Project for Georgia Pacific Corp. Series 1997-183 (AMT)(NR/Ba2)
630,000	5.700	12/01/25	600,812
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT) (NR/NR)
2,430,000	7.000	12/01/34	2,186,198

			7,976,841

Pennsylvania — 4.9%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (B+/B2)
67,845,000	5.000	11/15/28	56,474,856
21,390,000	5.375	11/15/40	17,911,772

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/Ca)
$5,440,000	6.000%	11/15/16	$4,884,304
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	8,953,286
City of Philadelphia GO Bonds Series 2011 (BBB/A2)
4,000,000	6.000	08/01/36	4,173,040
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(f)
48,000,000	0.953	05/01/37	32,441,760
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,720,000	5.125	02/01/12	1,724,678
1,775,000	5.300	02/01/13	1,786,325
2,000,000	6.125	02/01/28	1,714,420
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	7,660,702
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/NR)
1,000,000	7.500	05/01/20	991,600
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/NR)
2,500,000	8.000	05/01/29	2,542,150
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,566,680
3,000,000	5.250	09/01/31	2,431,620
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-/NR)
500,000	6.150	07/01/14	472,030
4,825,000	6.200	07/01/17	4,279,437
6,840,000	6.250	07/01/20	5,649,567

			156,658,227

Puerto Rico — 7.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
52,485,000	6.000	07/01/38	52,513,867
38,595,000	6.000	07/01/44	38,265,784
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian-IBCC) (NR/Baa1)
1,710,000	6.000	07/01/44	1,695,414
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2008 A (BBB/A3)
6,250,000	5.500	07/01/32	6,024,063
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2009 C (BBB/A3)
8,780,000	6.000	07/01/39	8,840,758
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (BBB/A3)(f)
48,250,000	0.734	07/01/45	27,261,250

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 B (BBB+/A3)
$6,920,000	5.000%	07/01/41	$6,128,421
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2006 B (BBB+/A3)
2,005,000	5.000	07/01/46	1,733,864
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB+/A3)
10,000,000	5.250	07/01/40	9,487,300
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB-/A3)
2,000,000	6.250	07/01/23	2,178,100
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB/A3)
1,000,000	6.125	07/01/23	1,077,410
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)
44,050,000	6.000	08/01/42	45,525,675
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A1)(d)
10,000,000	0.000	08/01/36	1,843,500
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)(d)
25,000,000	0.000	08/01/39	3,734,000
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(e)
12,750,000	0.000	08/01/32	10,592,572
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A1)(e)
10,000,000	0.000	08/01/33	6,802,100
Puerto Rico Sales Tax Financing Corp. RB Rolls RR II R-11758-1 Series 2009 (AA-/NR)(a)(c)
16,665,000	16.161	12/01/47	18,206,679
Puerto Rico Sales Tax Financing Corp. RB Series 2007 A (AA-/Aa2)
1,000,000	5.250	08/01/57	979,560

			242,890,317

Rhode Island — 0.0%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (B-/NR)(d)
85,300,000	0.000	06/01/52	1,625,818

South Carolina — 0.7%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
4,164,000	6.875	11/01/35	3,225,726
Lancaster County Assessment Special Assessment for Edenmoor Improvement District Series 2006 A (NR/NR)(g)
4,865,000	5.750	12/01/37	2,286,550
South Carolina Jobs-Economic Development Authority Hospital Refunding RB for Palmetto Health Series 2011 A (AGM) (AA+/Aa3)
4,000,000	6.500	08/01/39	4,115,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Carolina — (continued)
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
$12,280,000	5.700%	01/01/24	$11,813,360

			21,441,436

South Dakota — 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	4,820,900
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,500,000	5.250	11/01/29	1,528,230

			6,349,130

Tennessee — 1.3%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,675,000	5.125	04/01/23	1,402,545
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
560,000	5.000	10/01/15	571,301
11,710,000	5.000	10/01/25	10,735,025
14,500,000	5.125	10/01/35	12,524,375
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	888,890
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	5,570,785
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	1,839,060
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(b)
8,890,000	5.750	04/01/25	6,129,655
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	1,847,220

			41,508,856

Texas — 8.5%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+/NR)
49,225,000	5.250	12/01/29	32,769,083
29,000,000	5.750	12/01/29	20,759,360
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
185,000	9.750	01/01/26	186,637
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
9,270,000	9.750	01/01/26	9,280,846

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
$3,250,000	6.200%	07/01/45	$3,258,840
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CC/Ca)
17,740,000	5.000	03/01/41	5,661,721
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CC/Ca)
9,275,000	6.750	10/01/38	3,504,837
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)
6,000,000	7.250	04/01/32	6,143,940
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
13,730,000	6.000	11/01/14	13,156,086
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa2)
26,935,000	6.375	05/01/35	20,060,380
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
13,245,000	6.150	01/01/16	13,245,132
Gulf Coast Waste Disposal Authority RB Refunding Series 1998 (AMT)(BBB/Baa2)
850,000	5.600	04/01/32	773,339
Gulf Coast Waste Disposal Authority RB Refunding Series 2002 A (AMT) (BBB/Baa3)
6,765,000	6.100	08/01/24	6,862,348
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (CCC+/B3)
1,000,000	5.700	07/15/29	882,900
Matagorda County Navigation District No. 1 RB Refunding for Reliant Energy Project Series 1999 B (AMT) (BBB-/Baa3)(b)
7,750,000	5.950	05/01/30	7,611,663
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,331,560
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
2,025,000	5.500	02/15/25	1,862,635
4,115,000	5.625	02/15/35	3,664,984
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	26,432,631
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	52,989,520
Port Corpus Christi Authority of Nueces County PCRB for Celanese Project Series 2002 B (AMT) (B+/B1)
5,000,000	6.700	11/01/30	5,006,950
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CC/Ca)
5,950,000	5.200	05/01/28	1,988,073

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CC/Ca)
$7,110,000	6.450%	06/01/21	$2,589,960
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
4,180,000	5.125	05/15/37	3,464,551
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	7,972,350
Tomball Hospital Authority RB Refunding Series 2005 (NR/Ba1)
250,000	5.000	07/01/15	234,182
8,650,000	5.000	07/01/20	7,499,810
5,850,000	5.000	07/01/23	4,819,873

			268,014,191

U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (BBB-/Baa3)
2,000,000	6.000	10/01/39	2,007,500

Utah — 0.7%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT)(NR/NR)
2,360,000	6.375	08/15/11	2,362,950
19,012,000	7.100	08/15/23	19,091,090

			21,454,040

Vermont — 0.0%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,086,826

Virginia — 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	884,940
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (NR/Ba2)
675,000	5.600	12/01/25	637,355
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1999 (AMT) (NR/Ba2)
4,260,000	6.300	12/01/25	4,243,727
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	3,660,299
2,000,000	6.625	03/01/26	2,033,260
7,000,000	6.875	03/01/36	7,114,520
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	458,845
1,100,000	6.125	01/01/35	975,986
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	656,553
1,000,000	5.300	09/01/31	822,410

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
$500,000	5.000%	11/01/22	$483,600
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,427,320

			26,398,815

Washington — 1.0%
Port of Camas-Washougal Public Industrial Corp. PCRB Refunding for James River Project Series 1993 (BBB-/NR)
2,465,000	6.700	04/01/23	2,465,912
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (AA+/NR)(a)(c)
3,955,000	16.260	12/14/17	5,656,876
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (AA+/NR)(a)(c)
4,150,000	16.267	12/14/17	5,742,147
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
3,000,000	5.250	12/01/25	2,773,980
4,000,000	5.750	12/01/35	3,708,640
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA+/Aa3)
750,000	6.000	08/15/39	782,183
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA+/Aa3)
1,750,000	6.000	08/15/39	1,825,093
Washington Health Care Facilities Authority RB for Swedish Health Services Series 2011 A (A+/A2)
8,500,000	6.250	11/15/41	8,687,340

			31,642,171

West Virginia — 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa2)(b)
4,000,000	5.375	12/01/38	3,912,800

Wisconsin — 1.9%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	6,086,590
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,460,250
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	5,258,810
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	1,865,380

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-/NR)
$3,000,000	5.100%	03/01/25	$2,761,020
3,800,000	5.250	03/01/35	3,295,626
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
2,000,000	5.250	08/15/31	1,808,720
24,175,000	5.250	08/15/34	21,426,786
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
3,145,000	5.125	08/15/33	2,764,895
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,212,920
2,385,000	5.800	08/01/29	2,157,257
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
9,970,000	5.125	08/15/30	8,985,263

			59,083,517

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$3,055,553,726

Other Municipal Debt Obligations(b)(c) — 1.5%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/Ba2)
$7,000,000	9.560%	11/01/11	$5,900,440
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba2)
4,000,000	5.200	09/30/14	2,762,880
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba3)
3,000,000	5.400	09/30/14	1,922,610
3,000,000	5.800	09/30/19	1,950,810
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT) (NR/Ba1)
6,000,000	4.900	09/30/14	4,800,900
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (AMT) (NR/Ba3)
13,000,000	9.750	09/30/12	11,183,900
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/B1)
6,000,000	5.900	09/30/20	3,062,820
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba1)
8,000,000	5.125	09/30/15	6,401,200
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba2)
8,000,000	5.300	09/30/15	5,444,720
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)
4,000,000	4.950	09/30/12	3,280,160

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipal Debt Obligations — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)
$3,000,000	5.500%	09/30/15	$1,862,160

			48,572,600

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$48,572,600

Short-Term Investments — 0.3%
Illinois — 0.1%
Chicago Illinois GO VRDN Project Series 2003 B-1 RMKT 3/18/09 (NR/A-1)(b)
$4,100,000	0.050%	07/01/11	$4,100,000

Massachusetts — 0.0%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Issue Series 1995 G (NR/Aa2)(b)
1,000,000	0.030	07/01/11	1,000,000

Missouri — 0.1%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 B (A-1+/VMIG1)(b)
1,500,000	0.030	07/01/11	1,500,000

New York — 0.0%
New York City VRDN GO Subseries 1993 E-2 (LOC - JPMorgan Chase Bank N.A.) (A-1+/VMIG1)(b)
1,000,000	0.030	07/01/11	1,000,000

Texas — 0.0%
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(b)
1,300,000	0.040	07/01/11	1,300,000

Virginia — 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 B (NR/NR)(b)
1,500,000	0.030	07/01/11	1,500,000

TOTAL SHORT-TERM INVESTMENTS			$10,400,000

Shares	Rate	Value
Investment Companies(f) — 0.0%
JPMorgan Tax Free Money Market Fund — Institutional Shares
$255,825	0.020%	$255,825

Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio — Institutional Shares
266,798	0.010	266,799

TOTAL INVESTMENT COMPANIES		$522,624

TOTAL INVESTMENTS — 98.3%		$3,115,048,950

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		53,033,038

NET ASSETS — 100.0%		$3,168,081,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(b) Securities with ‘‘Put’’ features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2011.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $109,342,775, which represents approximately 3.5% of net assets as of June 30, 2011.

(d) Issued with zero coupon. Income is recognized through the accretion of discount.

(e) Zero coupon bond until next reset date.

(f) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30,2011.

(g) Security is currently in default.

(h) Pre-refunded security. Maturity date disclosed is pre-refunding date.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

AGC	—	Insured by ACE Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. —
Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BNY	—	Insured by the Bank of New York Mellon Corp.
CA MTG INS	—	Insured by California Mortgage Insurance
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA INS	—	Insured by Federal Housing Administration
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GTY AGMT	—	Guaranteed Agreement
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE	—	National Public Finance Guarantee Corp.
FGIC		Re-insures Financial Guaranty Insurance Co.
NR	—	Not Rated

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

PCRB	—	Pollution Control Revenue Bond
Q-SBLF	—	Qualified School Board Loan Fund
Radian	—	Insured by Radian Asset Assurance
Radian	—	Insured by Radian Asset Assurance Insured Bond
IBCC		Custodial Certificate
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
RR	—	Revenue Refunding
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit Spread
		Notional	Received		at June 30,
	Referenced	Amount	(Paid) by the	Termination	2011(a)	Unrealized
Counterparty	Obligation	(000’s)	Fund	Date	(basis points)	Gain (Loss)(b)

Protection Sold:
JPMorgan Chase	California State
Bank, N.A.	Various Purpose GO
	Bonds Series 2003,
	5.250%, 02/01/18	$10,000	1.700%	06/20/21	185	$(90,109)
	Illinois State GO
	Bonds Series A,
	5.000%, 06/01/29	10,000	1.830	06/20/21	218	(201,894)

TOTAL						$(292,003)

(a) A credit spread on the Referenced Obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b) There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,406,709,367

Gross unrealized gain	181,557,852
Gross unrealized loss	(473,218,269)

Net unrealized security loss	$(291,660,417)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 97.1%
Alabama — 1.4%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$1,000,000	14.520%	11/03/16	$1,340,400
Alabama State Port Authority RB for Docks Facilities Series 2010 (BBB+/NR)
2,500,000	5.750	10/01/30	2,510,400
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,532,366
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	597,529
100,000	5.000	11/15/21	100,188
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BB+/NR)
2,400,000	5.250	06/01/37	1,727,424

			7,808,307

Alaska — 0.2%
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/WR)(d)
1,000,000	5.125	05/01/14	1,124,810

Arizona — 1.5%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(b)
2,170,000	1.090	02/02/15	1,966,627
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,400,112
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa2)(b)
2,000,000	5.500	06/01/14	2,175,740
Northern Arizona University RB Series 2003 (FGIC) (A+/A1)(d)
1,235,000	5.500	06/01/14	1,405,035
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
500,000	5.000	01/01/26	470,965

			8,418,479

Arkansas — 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AAA/NR)
505,000	5.500	07/01/23	525,927

California — 21.3%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,110,560
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AAA/Aa1)
5,000,000	5.000	11/01/39	5,178,600
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,102,160

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (A+/WR)
$1,000,000	5.750%	09/01/23	$1,034,600
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AA+/Aa2)
2,000,000	5.375	10/01/19	2,090,980
California State Various Purpose GO Bonds Series 2009 (A-/A1)
5,000,000	5.250	10/01/25	5,290,600
5,000,000	6.500	04/01/33	5,546,850
2,750,000	6.000	04/01/38	2,918,960
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,356,025
1,500,000	5.500	03/01/40	1,541,445
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,405,956
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,120,740
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AA+/Aa3)
155,000	5.250	10/01/19	165,639
Chabot-Las Positas Community College District GO for Capital Appreciation Series 2006 C (AMBAC) (AA-/Aa1)(e)
6,340,000	0.000	08/01/35	1,190,715
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(e)
6,500,000	0.000	06/01/34	1,472,315
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
425,000	5.000	09/01/36	322,201
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
410,000	5.000	09/01/36	326,180
Foothill-De Anza California Community College District GO Bonds for Capital Appreciation Series 2007 B (AMBAC) (AA/Aaa)(e)
11,235,000	0.000	08/01/36	2,392,718
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,264,420
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (B/NR)(e)
50,000,000	0.000	06/01/47	1,552,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (B-/NR)(e)
19,500,000	0.000	06/01/47	105,885

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)(d)
$1,225,000	6.750%	06/01/13	$1,367,566
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AAA/Aaa)(d)
350,000	7.875	06/01/13	398,170
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AAA/Aaa)(d)
650,000	7.875	06/01/13	739,459
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BB+/Baa3)
5,000,000	5.000	06/01/33	3,673,750
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(d)
7,800,000	5.500	06/01/13	8,523,528
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA+/Aa3)
3,500,000	5.000	06/01/35	3,146,010
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
2,500,000	5.000	06/01/45	2,162,675
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BB+/Baa3)
4,500,000	5.750	06/01/47	3,281,490
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AA+/Aa3)(d)
1,200,000	5.250	08/01/13	1,320,084
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	522,702
Long Beach California Senior Airport RB Series 2010 B (A-/A2)
1,480,000	5.000	06/01/40	1,361,408
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	5,178,600
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA+/Aa3)(e)
2,000,000	0.000	08/01/37	342,920
4,500,000	0.000	08/01/38	719,190
4,500,000	0.000	08/01/39	670,275
Menlo Park California GO Bonds Series 2002 (AAA/Aaa)
1,000,000	5.250	08/01/27	1,033,490

Principal	Interest		Maturity
Amount	Rate		Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(e)
$1,205,000	0.000%		08/01/26	$456,237
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa1)
1,000,000	5.100		07/01/25	1,000,000
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
1,750,000	6.500		11/01/39	1,911,420
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
3,500,000	6.125		11/01/29	3,691,975
1,750,000	6.500		11/01/39	1,911,420
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA+/Aa3)(f)
10,000,000	0.000		08/01/35	4,649,900
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
2,500,000	6.750		11/01/39	2,487,175
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA+/Aa3)
2,150,000	0.000	(e)	08/01/31	549,949
4,150,000	0.000	(e)	08/01/32	971,847
3,500,000	0.000	(e)	08/01/33	748,930
6,450,000	0.000	(f)	08/01/38	4,141,867
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(g)
3,000,000	0.700		12/01/35	2,055,720
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AA+/Aa1)
3,000,000	5.000		05/01/30	3,034,080
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000		05/01/33	5,034,100
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA/Aa1)(e)
5,000,000	0.000		07/01/39	797,100
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (AGM) (AA+/Aa3)
55,000	5.375		08/01/21	56,811
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa1)(e)
1,605,000	0.000		01/15/26	485,079
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(e)
8,000,000	0.000		06/01/36	702,640
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
1,865,000	5.000		09/01/37	1,497,427
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250		06/01/34	296,075

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (BBB/Baa1)
$725,000	5.250%	09/01/19	$706,208
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A/WR)(e)
1,175,000	0.000	08/01/25	472,914

			119,589,740

Colorado — 1.0%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
800,000	5.000	03/01/25	799,160
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	952,442
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (BBB/Baa1)(e)
5,000,000	0.000	09/01/27	1,676,700
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,363,306

			5,791,608

District of Columbia — 1.3%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa3)
540,000	6.250	05/15/24	541,868
1,000,000	6.500	05/15/33	991,830
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA/Aa2)
5,000,000	6.000	10/01/35	5,689,900

			7,223,598

Florida — 8.9%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (BBB+/NR)
1,680,000	5.000	05/01/19	1,643,964
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,370,000	6.000	05/01/35	2,238,086
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,230,000	5.750	05/01/35	2,003,722
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	3,973,171
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
925,000	5.375	05/01/36	772,172
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AA+/Aaa)(d)
1,000,000	5.250	08/15/14	1,141,310

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
$535,000	5.000%	05/01/21	$519,608
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (BBB/Baa1)
125,000	4.750	10/01/36	98,941
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (BBB/Baa1)
1,510,000	5.800	05/01/16	1,510,921
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,540,000	6.000	05/01/34	1,475,335
Double Branch Community Development District Special Assessment Series 2005 A (BBB/NR)
525,000	5.350	05/01/34	460,981
Florida State Municipal Power Agency RB Series 2009 A (A+/A1)
1,000,000	6.250	10/01/31	1,098,310
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (BBB+/Baa1)
2,755,000	5.375	05/01/22	2,742,492
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,785,000	5.750	05/01/35	1,648,037
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	307,434
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,315,000	5.875	05/01/35	2,138,041
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,596,725
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,185,000	5.375	05/01/30	1,008,210
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
915,000	6.000	05/01/35	840,208
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A-/NR)
500,000	5.250	10/01/13	531,615
425,000	5.250	10/01/14	458,350
575,000	5.250	10/01/16	625,312
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,016,820
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA+/Aa3)
1,250,000	5.375	10/01/40	1,214,900

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AAA/Aaa)(d)
$1,885,000	7.125%	11/01/16	$2,193,066
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
925,000	5.500	05/01/36	801,503
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
625,000	5.450	05/01/36	550,888
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,096,900
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa1)
250,000	4.625	10/01/30	212,330
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A-/Baa1)
1,395,000	4.500	05/01/18	1,469,395
Tampa Water & Sewer RB Refunding Series 2001 A (AA/Aa1)
1,000,000	5.250	10/01/19	1,018,010
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
910,000	5.350	05/01/35	798,935
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
4,410,000	5.850	05/01/35	4,034,797
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,325,000	6.100	05/01/34	2,266,108
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,870,000	5.250	05/01/37	1,698,240
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	893,218

			50,098,055

Georgia — 0.1%
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
325,000	5.500	01/01/34	265,668
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)(d)
5,000	6.000	03/01/12	5,190

			270,858

Guam — 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
600,000	5.375	12/01/24	602,178
850,000	5.625	12/01/29	850,230
750,000	5.750	12/01/34	733,912

			2,186,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Idaho — 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
$1,000,000	6.750%	11/01/37	$1,072,520

Illinois — 5.3%
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (NATL-RE FGIC) (A+/Aa3)
815,000	5.500	01/01/19	816,027
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	479,867
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 C-2 (AGM)(AMT)(AA+/Aa3)
2,500,000	5.250	01/01/30	2,400,025
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
750,000	5.000	11/15/11	756,285
1,250,000	6.250	11/15/13	1,262,838
Chicago Single Family Mortgage RB Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AAA/Aaa)
930,000	6.250	10/01/32	944,238
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Baa3)(b)
2,300,000	5.500	02/28/14	2,305,497
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	359,635
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
400,000	5.125	01/01/25	342,716
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	396,708
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,217,382
Illinois State GO Bonds First Series 2002 (NATL-RE) (A+/A1)
3,000,000	5.375	07/01/19	3,057,840
Illinois State GO Bonds Series 2003 (NATL-RE) (A+/A1)
2,500,000	5.000	06/01/19	2,566,975
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA+/Aa2)
2,725,000	9.000	11/01/16	3,560,703
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,146,791
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA+/NR)
2,320,000	5.500	03/01/32	2,330,997

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AA+/NR)(e)
$6,500,000	0.000%	12/01/25	$2,870,595

			29,815,119

Indiana — 2.1%
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (ST AID WITHHLDG) (NR/WR)(d)
125,000	4.850	07/05/11	125,000
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (BBB/Baa1)
300,000	4.250	07/01/13	305,055
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A1)
3,900,000	5.000	02/15/39	3,436,953
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residuals I Series 2010-3224 (AA-/NR)(a)(c)(g)
205,000	29.820	05/01/15	379,597
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (NR/Aa3)
325,000	4.950	10/15/12	325,988
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	701,805
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AA+/Aa3)(b)
3,500,000	5.000	08/15/13	3,743,425
Jasper County PCRB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (BBB/Baa1)
650,000	5.850	04/01/19	719,264
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
275,000	4.650	07/05/13	295,765
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (AGM) (AA+/Aa3)
300,000	5.000	07/10/16	300,159
Princeton Indiana Sewer Works RB Refunding Series 2003 (NR/NR)
275,000	4.500	05/01/13	275,635
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,371,454

			11,980,100

Iowa — 0.5%
Coralville Iowa COPS Series 2006 D (NR/A1)
1,325,000	5.250	06/01/22	1,360,603
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,408,256

			2,768,859

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kentucky — 1.9%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
$3,000,000	5.000%	02/01/40	$2,872,410
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(c)
470,000	18.170	11/11/14	677,317
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/WR)(d)
1,085,000	6.000	10/01/13	1,225,898
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/Baa1)
2,165,000	6.000	10/01/18	2,285,937
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A-/Baa1)
3,750,000	6.125	02/01/37	3,737,775

			10,799,337

Louisiana — 1.6%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	674,953
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,572,621
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA+/Aa3)
1,230,000	5.250	08/01/28	1,310,651
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(b)
900,000	7.000	12/01/11	917,712
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,048,880
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA+/Aa3)
1,350,000	6.000	01/01/23	1,517,602
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (A-/Baa3)
1,220,000	5.875	05/15/39	1,173,860

			9,216,279

Maryland — 1.5%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,115,000	6.500	07/01/31	1,089,422

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — (continued)
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
$270,000	5.600%	07/01/20	$267,186
555,000	5.700	07/01/29	519,458
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	507,895
750,000	5.500	08/15/33	746,153
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
2,000,000	5.250	12/01/12	2,061,860
1,025,000	5.375	12/01/14	1,070,049
500,000	5.625	12/01/16	529,640
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,704,960

			8,496,623

Massachusetts — 2.7%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AAA/Aa1)(d)
1,000,000	5.000	07/01/14	1,126,850
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,438,800
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA+/Aa3)
2,040,000	6.350	01/01/30	2,089,960
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	2,866,320
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA+/Aa3)
3,750,000	5.250	07/01/12	3,758,887

			15,280,817

Michigan — 0.9%
Michigan Higher Education Student Loan Authority RB Series 2003 17-1 (AMT) (AMBAC) (AA/A1)
5,000,000	5.200	03/01/24	4,846,450
Pontiac Tax Increment Finance Authority RB Tax Allocation Unrefunded Balance for Development of Area No.3 Series 2002 (ACA) (CCC/NR)
360,000	5.375	06/01/17	251,255

			5,097,705

Minnesota — 0.8%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,629,075

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Minnesota — (continued)
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB+/A3)
$2,900,000	5.250%	05/15/36	$2,684,704

			4,313,779

Mississippi — 0.1%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
500,000	5.375	10/01/33	525,930

Missouri — 1.1%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	265,939
4,125,000	5.000	06/01/35	3,892,598
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,137,960
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (AGM) (AA+/Aa3)
1,000,000	5.500	12/01/15	1,012,580

			6,309,077

Nevada — 0.9%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB+/Baa2)(b)
765,000	5.450	03/01/13	813,486
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AA+/Aa2)
800,000	5.500	06/15/13	871,160
Henderson Nevada Local Improvement District No. T-14 Limited Obligation Special Assessment Refunding Senior Series 2007 A (AGM) (AA+/Aa3)
820,000	4.250	03/01/12	831,939
North Las Vegas Nevada Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
630,000	4.850	12/01/15	627,014
1,400,000	5.100	12/01/22	1,298,024
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa2)
250,000	4.450	07/01/12	250,647

			4,692,270

New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/WR)(d)
1,000,000	5.250	08/15/13	1,100,830
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,281,150

			2,381,980

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — 4.4%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
$360,000	5.000%	09/01/34	$353,200
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AA+/Aa3)
1,000,000	6.000	12/15/34	1,073,670
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A+/A1)
4,000,000	5.500	12/15/29	4,169,560
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)
2,000,000	5.600	11/01/34	1,979,280
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	568,680
175,000	5.500	07/01/30	165,730
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
500,000	6.500	07/01/21	495,660
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,518,675
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA+/Aa3)
3,000,000	6.125	06/01/30	3,082,050
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AMT) (AA/Aa2)
700,000	6.150	10/01/23	739,179
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,851,448
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
2,370,000	6.000	06/01/12	2,493,027
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (B-/NR)(e)
11,250,000	0.000	06/01/41	451,237
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(d)
300,000	6.750	06/01/13	335,829
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,312,294
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB-/Baa3)
3,000,000	5.000	06/01/29	2,291,760

			24,881,279

New Mexico — 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BB+/Baa3)
2,500,000	5.900	06/01/40	2,448,925

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Mexico — (continued)
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
$1,000,000	5.250%	06/01/31	$1,047,660

			3,496,585

New York — 3.6%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AA+/Aa3)
6,500,000	5.750	05/01/26	7,205,380
4,500,000	5.750	05/01/29	4,988,340
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	449,968
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BBB-/NR)
2,045,000	5.000	11/01/12	2,118,457
New York Mortgage Agency RB for Homeowner Mortgage Series 2003 — 109 (AMT) (NR/Aa1)
900,000	4.800	10/01/23	901,449
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (BBB/Baa1)
1,500,000	5.500	11/01/14	1,588,335
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	185,694
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,739,516

			20,177,139

North Carolina — 0.8%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,091,280
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)
500,000	5.375	01/01/16	524,510
850,000	5.375	01/01/17	887,842
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA+/Aa3)
500,000	6.000	01/01/19	560,945
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (ETM) (NR/NR)(d)
145,000	5.500	01/01/13	155,878
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Series 2003 A (A/A2)
305,000	5.500	01/01/13	326,466

			4,546,921

North Dakota — 0.4%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
2,250,000	5.125	07/01/25	2,157,795

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — 0.6%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/Baa3)
$440,000	5.125%	06/01/24	$360,210
2,000,000	5.875	06/01/30	1,582,640
2,050,000	6.500	06/01/47	1,623,477

			3,566,327

Oklahoma — 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
240,000	5.000	12/01/27	213,317
140,000	5.125	12/01/36	119,124

			332,441

Oregon — 0.7%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A3)
1,500,000	8.250	01/01/38	1,783,770
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Series 2002 (NR/NR)(d)
1,255,000	6.125	09/01/12	1,351,723
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB-/NR)
745,000	6.125	09/01/22	749,917

			3,885,410

Pennsylvania — 1.3%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa1)
2,000,000	7.500	09/01/26	2,375,900
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A2)(d)
150,000	5.375	11/15/14	172,693
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (A-/A1)
2,000,000	6.250	11/01/31	2,009,600
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (BBB+/A3)
2,500,000	4.000	10/01/23	2,360,700
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (NR/A2)(d)
225,000	5.375	11/15/14	257,427

			7,176,320

Puerto Rico — 6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
3,000,000	0.000 (f)	07/01/24	3,209,820
2,000,000	6.000	07/01/38	2,001,100
2,500,000	6.000	07/01/44	2,478,675
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB/A3)
3,000,000	6.500	07/01/37	3,164,040

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (BBB/A3)
$2,000,000	6.000%	07/01/27	$2,084,400
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Baa1)
900,000	5.250	07/01/18	916,623
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB/A3)(b)
1,480,000	5.000	07/01/12	1,516,837
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (BBB-/Baa1)(b)
5,400,000	5.750	02/01/12	5,491,422
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)
2,500,000	6.000	08/01/39	2,597,250
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(f)
13,000,000	0.000	08/01/32	10,800,270

			34,260,437

South Carolina — 0.4%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,279,025

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	504,610
300,000	5.250	07/01/38	293,643

			798,253

Tennessee — 1.2%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,624,462
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,482,731
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)
1,000,000	4.850	06/01/25	949,000
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	1,866,837

			6,923,030

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — 13.5%
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Baa3)(g)
$1,250,000	5.375%	04/01/19	$1,250,275
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,718,148
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (AMT) (NATL-RE) (A+/A1)
1,000,000	6.250	11/01/28	1,003,200
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (AMT) (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	2,006,400
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (AGM) (AA+/Aa3)
2,015,000	5.750	09/01/27	2,054,454
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,012,250
Grand Prairie Texas Independent School District GO Bonds Series 2003 (AGM) (AA+/Aa2)(d)
1,000,000	5.375	02/15/13	1,080,010
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.650	04/01/32	1,001,920
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	697,655
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	10,345,300
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,056,370
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,149,200
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,332,890
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (BBB/Baa1)(b)
2,500,000	5.200	05/01/30	2,429,675
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	137,973
235,000	5.625	02/15/35	209,300
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA/NR)
1,160,000	5.500	08/15/21	1,197,004

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT)(BBB/NR)(b)
$1,000,000	6.000%	08/01/13	$1,080,250
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,782,150
1,100,000	6.250	01/01/39	1,136,443
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)
1,000,000	5.500	09/01/41	1,049,920
1,000,000	6.000	09/01/41	1,098,000
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 C (AA/NR)(f)
1,000,000	0.000	09/01/43	505,290
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(f)
6,000,000	0.000	01/01/43	4,872,900
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,013,350
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,533,444
1,000,000	5.500	02/01/29	1,076,260
1,670,000	5.500	02/01/31	1,789,605
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,261,330
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,893,390
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
5,000,000	5.750	10/01/21	5,050,550
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
1,715,000	5.250	02/01/25	1,831,706
1,900,000	5.250	02/01/27	2,012,062
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
425,000	5.125	05/15/37	352,257
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A2)
3,000,000	6.250	12/15/26	3,196,470
Tomball Hospital Authority RB Refunding Series 2005 (NR/Ba1)
650,000	5.000	07/01/20	563,570
250,000	5.000	07/01/23	205,977

			75,986,948

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,873,848

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Utah — 1.1%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB+/Baa2)
$2,000,000	5.700%	11/01/26	$2,015,720
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,055,000	5.875	07/01/39	2,093,963
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
2,065,000	5.900	07/01/36	2,110,492

			6,220,175

Virginia — 1.1%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (BBB/Baa1)(d)
1,850,000	5.250	07/15/13	2,029,191
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C-1 (B+/NR)(e)
250,000	0.000	06/01/47	4,732
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
2,940,000	6.250	07/01/31	3,143,713
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,106,830

			6,284,466

Washington — 2.9%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)(c)
700,000	16.260	12/14/17	1,001,217
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(c)
730,000	16.267	12/14/17	1,010,065
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A+/Baa1)
2,000,000	5.000	12/01/30	1,781,580
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
2,000,000	5.000	12/01/30	2,052,080
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
3,165,000	6.625	06/01/32	3,185,161
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	598,550
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA+/Aa3)
250,000	6.000	08/15/39	260,727
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA+/Aa3)
250,000	6.000	08/15/39	260,728
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
3,000,000	6.500	11/15/33	3,110,100

Principal		Interest	Maturity
Amount		Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Washington — (continued)
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
$3,000,000		6.000%	08/15/37	$2,844,810

				16,105,018

West Virginia — 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000		5.250	07/01/25	1,978,520
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000		5.500	06/01/39	1,001,850

				2,980,370

Wisconsin — 1.1%
Badger Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
1,000,000		6.375	06/01/12	1,053,880
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (NATL-RE) (BBB/Baa1)
3,330,000		5.875	08/15/26	3,295,301
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000		5.125	05/15/29	338,550
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000		5.000	05/15/36	84,790
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000		5.250	08/15/31	1,582,630

				6,355,151

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS				$546,075,035

Other Municipal Debt Obligation — 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(c)
$2,000,000		5.500%	09/30/15	$1,241,440

Short-Term Investments — 1.0%
Illinois — 0.7%
Chicago Illinois GO VRDN Project Series 2003 B-1 RMKT 3/18/09 (A-1/Aa3)(b)
$800,000		0.050%	07/01/11	$800,000
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(b)
3,200,000		0.050	07/01/11	3,200,000

				4,000,000

New York — 0.3%
New York City GO Bonds Subseries 2004 H-1 (LOC - BANK OF NY MELLON) (A-1+/VMIG1)(b)
1,500,000	0.0	0.030	07/01/11	1,500,000

TOTAL SHORT-TERM INVESTMENTS				$5,500,000

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Shares	Rate	Value
Investment Company(g) — 0.0%
JPMorgan Tax Free Money Market Fund — Institutional Shares
$106,451	0.020%	$106,451

TOTAL INVESTMENTS — 98.3%		$552,922,926

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		9,746,083

NET ASSETS — 100.0%		$562,669,009

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(b) Securities with ‘‘Put’’ features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2011.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to 5,650,036, which represents approximately 1.1% of net assets as of June 30, 2011.

(d) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e) Issued with zero coupon until next reset date.

(f) Issued with zero coupon. Income is recognized through the accretion of discount.

(g) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2011.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp.
Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
CAL MTG INS	—	Insured by California Mortgage Insurance
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF DIST	—	General Obligation of District
GO OF INSTN	—	General Obligation of Institution
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp.
Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
VRDN	—	Variable Rate Demand Notes
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$551,951,821

Gross unrealized gain	24,714,734
Gross unrealized loss	(23,743,629)

Net unrealized security gain	$971,105

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 97.2%
Alabama — 1.2%
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
$585,000	5.000%	12/01/11	$589,692
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AAA/WR)(a)
5,000,000	5.000	01/01/13	5,345,850
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,508,376
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
500,000	5.000	02/01/12	508,905
1,000,000	5.000	02/01/13	1,044,210
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AAA/Aaa)(a)
5,000,000	5.250	08/01/12	5,264,600
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
1,550,000	2.000	08/15/11	1,551,364
1,925,000	3.000	08/15/12	1,958,745
2,345,000	3.000	08/15/13	2,401,960
2,795,000	3.500	08/15/14	2,900,986
3,300,000	4.000	08/15/15	3,484,140
3,850,000	3.000	08/15/16	3,886,344

			30,445,172

Alaska — 0.3%
North Slope Borough Alaska GO Bonds Series 2001 A (NATL-RE) (AA-/Aa3)(b)
1,200,000	0.000	06/30/12	1,190,736
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BBB+/Baa3)
7,315,000	4.625	06/01/23	6,712,976

			7,903,712

Arizona — 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
2,150,000	1.014	01/01/37	1,513,191
Arizona Health Facilities Authority Hospital RB for Catholic Healthcare West Series 2009 E (A/A2)(c)
2,000,000	5.000	07/02/12	2,087,660
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)
4,500,000	1.090	02/02/15	4,078,260
Goodyear Arizona McDowell Road Commercial Corridor Improvement District Special Assessment Series 2007 A (AMBAC) (A-/A1)
1,225,000	5.250	01/01/12	1,246,254
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BB+/Baa3)(c)
5,000,000	4.000	06/01/15	4,978,400

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB/Baa2)(c)
$4,500,000	6.000%	05/01/14	$4,945,365
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB/Baa2)(c)
1,000,000	6.000	05/01/14	1,098,970
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,238,600
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa2)(c)
3,000,000	5.500	06/01/14	3,263,610
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
4,000,000	2.500	07/01/13	4,122,480
Phoenix Civic Improvement Corp. RB Refunding Junior Lien Series 2009 B (AAA/Aa2)
1,000,000	3.000	07/01/12	1,025,560
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,382,352

			37,980,702

California — 15.0%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (A/A2)
3,000,000	5.000	08/01/16	3,280,170
Adelanto Public Financing Authority RB Refunding Series 2006 (NR/NR)
745,000	4.050	09/15/11	746,036
Alameda Corridor Transportation Authority Senior Lien RB for Capital Appreciation Series 1999 A (NATL-RE) (A/A3)
1,000,000	5.125	10/01/16	1,007,510
Alameda Corridor Transportation Authority Tax-Exempt Lien RB Refunding for Capital Appreciation Series 2004 B (AMBAC) (A-/Baa2)(b)
7,790,000	0.000	10/01/12	7,444,825
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(c)
2,500,000	5.000	07/01/14	2,711,050
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(c)
5,000,000	5.000	10/16/14	5,418,750
California Health Facilities Financing Authority RB Unrefunded Balance for Catholic Healthcare West Series 2004 H (A/A2)(c)
3,785,000	4.450	07/01/11	3,785,000
California Infrastructure & Economic Development Bank RB for The J. Paul Getty Trust RMKT 08/02/06 Series 2003 A (A-1+/Aaa)(c)
4,650,000	3.900	12/01/11	4,718,634
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
1,000,000	5.000	02/01/12	1,017,350

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
$10,885,000	5.000%	05/01/13	$11,752,317
8,000,000	5.000	05/01/14	8,913,360
15,585,000	4.000	05/01/16	17,343,611
California State Department of Water Resources Power Supply RB Series 2010 M (AA+/Aa3)
15,000,000	1.100	07/14/11	15,000,000
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(c)
40,290,000	5.000	07/01/14	45,108,281
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AAA/Aaa)(a)
255,000	5.250	07/01/14	290,040
California State Economic Recovery GO Bonds Series 2004 A (ETM) (NATL-RE FGIC) (A+/Aa3)
2,650,000	5.250	07/01/14	2,986,364
California State Economic Recovery GO Bonds Series 2008 B (AAA/Aaa)(a)(c)
5,925,000	5.000	07/01/11	5,925,000
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
890,000	5.250	07/01/14	1,002,968
California State GO Bonds Refunding Series 2002 (A-/A1)
2,000,000	5.000	02/01/12	2,050,060
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,306,270
California State GO Bonds Series 1993 (FGIC-TCRS) (A-/A1)
4,150,000	4.750	09/01/23	4,152,324
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,108,700
California State Public Works Board Lease RB for Department of Mental Health Series 2004 A (BBB+/A2)
4,185,000	5.250	06/01/14	4,569,099
California State Public Works Board Lease RB for Various Capital Projects Subseries 2009 G-1 (BBB+/A2)
5,000,000	4.000	10/01/11	5,029,950
California State Various Purpose GO Bonds Series 1991 (NATL-RE) (A-/NR)(b)
1,750,000	0.000	09/01/11	1,745,415
California State Various Purpose GO Bonds Series 2005 (A-/A1)
3,850,000	5.000	03/01/13	4,108,989
California State Various Purpose GO Bonds Series 2006 (A-/A1)
2,500,000	5.000	03/01/14	2,741,775
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
15,775,000	4.000	06/15/13	16,667,076
41,085,000	5.000	06/15/13	44,195,956
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/WR)(c)
1,000,000	3.850	06/01/12	1,029,490
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,521,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006 (NR/NR)
$100,000	4.350%	09/02/11	$100,087
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1+/A2)(b)
13,300,000	0.000	09/01/15	11,995,536
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
350,000	5.000	08/15/11	351,096
550,000	5.000	08/15/12	568,909
250,000	5.000	08/15/14	265,950
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aaa)
2,070,000	4.000	08/01/11	2,075,216
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)(a)
2,000,000	6.750	06/01/13	2,232,760
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BBB-/Baa3)
18,670,000	4.500	06/01/27	15,488,445
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(a)
2,000,000	5.500	06/01/13	2,185,520
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,150,000	5.000	06/01/12	1,178,497
Kings River Conservation District COPS for Peaking Project Series 2004 (NR/Baa1)
300,000	5.000	05/01/12	306,924
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (BBB/Baa1)
540,000	5.500	07/01/17	560,029
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa2)
2,385,000	4.000	07/01/13	2,544,366
Los Angeles Department of Water & Power, Power System RB Refunding Subseries 2001 A-2 (NATL-RE) (AA-/Aa3)(c)
2,435,000	5.375	07/01/13	2,442,841
Los Angeles Department of Water & Power, Power System RB Refunding Subseries 2001 A-2 (NATL-RE) (BBB/Aa3)(a)
4,345,000	5.375	07/01/11	4,345,000
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
4,010,000	5.000	07/01/12	4,193,378
3,080,000	3.000	07/01/13	3,220,109
3,735,000	3.000	07/01/14	3,906,922

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
$2,000,000	5.000%	07/01/13	$2,169,740
Moreno Valley Unified School District Revenue Anticipation Notes Series 2011 (NR/MIG2)
6,590,000	2.500	10/03/11	6,604,366
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,250,000	2.000	08/01/12	1,268,625
1,790,000	3.000	08/01/13	1,854,154
1,235,000	4.000	08/01/14	1,323,809
1,705,000	3.000	08/01/15	1,776,729
Poway Unified School District GO BANS for School Facilities Improvement District No. 2007-1, Election of 2008 Series 2010 (NR/MIG1)(b)
12,000,000	0.000	12/01/11	11,953,680
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	272,626
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
1,650,000	0.700	12/01/35	1,130,646
Sacramento County Unified School District Revenue Anticipation Notes Series 2011 (NR/MIG2)
19,000,000	2.250	11/02/11	19,030,780
San Bernardino County Transportation Authority Sales Tax RB Series 2009 A (SP-1+/MIG1)
1,500,000	4.000	05/01/12	1,545,630
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,079,050
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA+/Aa3)
4,455,000	5.000	05/01/17	5,046,802
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
350,000	4.000	08/01/11	350,245
250,000	4.500	08/01/13	254,892
200,000	5.000	08/01/14	207,238
San Jose Redevelopment Agency Tax Allocation for Merged Area Redevelopment Project Series 1993 (NATL-RE) (BBB/Baa1)
2,710,000	6.000	08/01/15	2,819,674
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,145,890
San Mateo Union High School District GO Bond Anticipation Project Series 2011 (SP-1+/NR)(b)
4,500,000	0.000	02/15/15	4,074,750
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (BBB/Baa3)
1,600,000	4.750	06/01/23	1,359,648

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2002 A (AAA/Aaa)(a)
$4,590,000	5.250%	06/01/12	$4,798,524
William S. Hart Union High School District GO BANS Series 2009 (SP-1/NR)
3,730,000	4.000	12/01/11	3,780,467
2,825,000	5.000	12/01/11	2,874,550

			372,361,720

Colorado — 0.3%
Denver Colorado Airport System RB Series 2009 A (A+/A1)
500,000	5.000	11/15/12	530,420
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (BBB/Baa1)
4,125,000	5.750	09/01/13	4,339,294
E-470 Public Highway Authority RB Series 2007 B-2 (NATL-RE) (BBB/Baa1)(c)
3,000,000	5.000	09/02/11	3,013,260

			7,882,974

Connecticut — 1.5%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa2)
10,000,000	5.000	01/01/13	10,674,700
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa2)
4,325,000	5.000	12/01/13	4,777,179
Connecticut State Health & Educational Facilities Authority RB for Ascension Health Series 1999 B (AA+/Aa1)(c)
930,000	3.500	02/01/12	944,982
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(c)
19,345,000	5.000	02/12/15	21,941,873

			38,338,734

District of Columbia — 0.2%
District of Columbia Income Tax Secured RB Refunding Series 2010 C (AAA/Aa1)(d)
5,000,000	0.270	12/01/11	5,000,550

Florida — 5.6%
Alachua County Health Facilities Authority RB for Shands HealthCare Project Series 2010 B (A/A2)
2,065,000	3.000	12/01/11	2,080,880
920,000	3.000	12/01/12	936,118
Broward County Florida Port Facilities RB Series 2009 A (A-/A2)
2,360,000	5.000	09/01/11	2,373,452
2,765,000	5.000	09/01/12	2,884,559
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA/NR)(a)(e)
5,000,000	8.950	10/01/12	5,616,600
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
7,500,000	5.000	06/01/14	7,952,475
2,000,000	5.000	06/01/15	2,134,820

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
$4,515,000	5.000%	03/01/13	$4,736,280
Escambia Country Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	2,060,665
2,240,000	5.000	08/15/14	2,348,170
2,365,000	5.000	08/15/15	2,482,020
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2006 A (NATL-RE-IBC) (AA-/Aa3)
7,300,000	5.000	07/01/11	7,300,000
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,537,760
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
13,305,000	5.000	07/01/15	14,639,092
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,339,861
Florida State Department of Transportation GO Bonds for Right-of-Way Acquisition and Bridge Construction Series 2002 (AAA/Aa1)
3,790,000	5.375	07/01/13	4,019,371
Florida State Department of Transportation Turnpike RB Refunding Series 2003 B (AMBAC) (AA-/Aa3)
3,650,000	5.000	07/01/17	3,919,552
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	3,040,338
2,985,000	5.000	10/01/14	3,248,486
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
420,000	4.000	10/01/12	435,330
250,000	4.000	10/01/14	264,538
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
885,000	4.000	10/01/12	917,302
415,000	5.000	10/01/13	444,818
890,000	5.000	10/01/14	972,361
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A1)
265,000	3.000	10/01/12	271,426
290,000	3.000	10/01/13	298,813
290,000	3.000	10/01/14	296,928
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (A+/A1)
1,030,000	4.250	10/01/12	1,070,747
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,317,223
855,000	5.000	06/01/14	910,763

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Highlands County Florida Health Facilities Authority RB for Adventist Health System/Sunbelt Obligated Group Series 2002 (AA-/Aa3)(c)
$2,450,000	3.950%	09/01/12	$2,535,481
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,175,680
1,000,000	5.000	11/15/15	1,125,930
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/Aa3)
3,050,000	5.000	10/01/13	3,288,724
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	4,911,599
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,475,177
JEA Florida Electric System RB Refunding Subseries 2009 B (A+/Aa3)
2,000,000	5.000	10/01/11	2,021,920
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA+/Aa3)
2,000,000	5.000	10/01/14	2,212,500
Miami-Dade County School Board COPS Series 2011 B (A/A1)(c)
3,000,000	5.000	05/01/16	3,274,290
Miami-Dade County School District GO Bonds Refunding Series 1996 (NATL-RE) (A+/Aa3)
1,170,000	5.000	07/15/11	1,171,240
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AA+/Aa2)
1,500,000	5.000	10/01/13	1,624,320
Orange County School Board COPS Series 1997 A (NATL-RE) (A+/Aa3)
2,870,000	6.000	08/01/11	2,880,246
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA+/Aa3)
1,665,000	3.000	06/01/12	1,689,858
2,495,000	5.000	06/01/14	2,658,448
Palm Beach County Airport System RB Unrefunded Balance Series 2002 (NATL-RE) (A/A2)
2,000,000	5.750	10/01/11	2,021,880
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,036,370
Port St. Lucie Florida Utility System RB Series 2003 (NATL-RE) (BBB/Baa1)(a)(b)
3,650,000	0.000	09/01/13	1,249,614
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,034,020
1,400,000	3.000	07/01/14	1,453,186
1,400,000	3.000	07/01/15	1,452,836

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
$5,145,000	5.000%	10/01/13	$5,591,689

			138,735,756

Georgia — 2.5%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
2,500,000	5.700	09/01/13	2,507,950
Atlanta Georgia Wastewater RB Series 2009 A (A/A1)
2,500,000	4.000	11/01/11	2,528,450
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
1,530,000	4.000	07/01/16	1,669,199
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
1,000,000	4.000	05/01/13	1,056,930
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,117,107
1,000,000	4.500	07/01/14	1,110,210
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,653,615
2,850,000	5.000	11/01/14	3,239,281
Columbia County Georgia Sales Tax GO Bonds Series 2009 (AA+/Aa1)
1,265,000	4.000	04/01/12	1,300,433
DeKalb County School District GO Bonds Series 2007 (ST AID WITHHLDG) (AA+/Aa1)
10,000,000	5.000	02/01/13	10,566,400
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/WR)
1,025,000	5.000	02/01/12	1,036,644
750,000	5.000	02/01/13	768,173
East Point Building Authority RB Refunding for Water and Sewer Project Series 2007 (XLCA) (NR/WR)
600,000	4.000	02/01/12	603,456
Fulton County Facilities Corp. COPS for Public Purposes Project Series 2009 (AA-/Aa3)
1,100,000	3.000	11/01/11	1,107,304
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,586,180
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,377,487
Henry County School District GO Bonds Refunding Series 2001 (AA-/Aa2)
1,000,000	5.125	08/01/14	1,003,220
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	2.500	02/01/13	1,029,310
1,000,000	5.000	02/01/14	1,102,560
Municipal Electric Authority RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)
8,260,000	5.250	11/01/13	8,727,846

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Municipal Electric Authority RB Subseries 2010 B (A/A2)
$1,200,000	3.000%	01/01/12	$1,212,840
2,355,000	3.000	01/01/13	2,425,014
1,685,000	3.000	01/01/14	1,761,600
Polk School District GO Bonds for Capital Appreciation Series 2008 (ST AID WITHHLDG) (AA+/Aa1)(b)
1,355,000	0.000	04/01/12	1,343,903
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,680,290

			61,515,402

Guam — 0.6%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-/NR)
1,030,000	5.000	10/01/12	1,057,553
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB-/NR)
1,000,000	5.000	12/01/13	1,056,010
Guam Power Authority RB Subseries 2010 A (BBB-/Ba2)
2,000,000	6.000	10/01/11	2,000,320
11,680,000	6.500	10/01/12	11,722,398

			15,836,281

Hawaii — 0.5%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,392,160
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa2)(a)
3,745,000	5.250	09/01/13	4,130,510
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)
3,600,000	5.000	07/01/15	4,046,400

			12,569,070

Idaho — 0.0%
Madison County Idaho Hospital COPS Refunding Series 2006 (BB+/NR)
425,000	5.000	09/01/11	426,241

Illinois — 8.5%
Berwyn Illinois GO Bonds Refunding Series 2004 (AMBAC) (NR/WR)
200,000	5.000	12/01/12	208,624
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/Aa2)(b)
2,500,000	0.000	12/01/15	2,185,225
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/Aa3)(b)
2,000,000	0.000	01/01/14	1,877,900
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (NATL-RE) (A+/WR)(a)
5,000,000	5.750	01/01/12	5,234,150
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA+/Aa3)
5,000,000	5.000	01/01/15	5,416,550

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(c)
$3,750,000	5.000%	01/01/15	$4,061,100
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA+/Aa3)
6,275,000	5.000	01/01/15	6,850,480
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,083,080
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
300,000	5.000	11/15/11	302,514
2,715,000	6.250	11/15/13	2,742,883
Illinois Educational Facilities Authority RB for University of Chicago RMKT 7/01/09 Series 1998 (AA/Aa1)(c)
2,500,000	3.375	02/03/14	2,634,550
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(c)
2,000,000	1.875	02/12/15	2,031,120
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A-/A1)(c)
2,250,000	2.125	07/01/14	2,247,728
Illinois Finance Authority RB for Art Institute of Chicago Series 2010 B (A+/A1)
5,250,000	4.000	07/01/15	5,456,588
Illinois Finance Authority RB for Northwestern University Series 2008 (AAA/Aaa)(c)
10,500,000	1.200	12/01/46	10,596,180
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
1,000,000	3.000	04/01/12	1,018,270
5,110,000	3.000	04/01/13	5,271,067
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,812,738
5,000,000	5.000	05/15/14	5,209,000
4,400,000	5.250	05/15/15	4,597,824
Illinois Health Facilities Authority RB for Advocate HealthCare Network Series 2003 A (AA/Aa2)(c)
1,745,000	4.375	07/01/14	1,886,711
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,482,179
Illinois State GO Bonds Refunding Series 2010 (A+/A1)
25,345,000	5.000	01/01/14	27,148,043
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA+/Aa3)
6,725,000	5.000	01/01/15	7,296,961
Illinois State GO Bonds Series 2002 (AGM) (AA+/Aa3)
12,400,000	5.125	04/01/18	12,544,460
Illinois State GO Bonds Series 2002 (NATL-RE) (A+/A1)
2,710,000	5.500	08/01/15	3,017,097
Illinois State GO Bonds Series 2003 (NATL-RE) (A+/A1)
3,200,000	5.000	06/01/14	3,383,232
5,000,000	5.000	06/01/16	5,240,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois State GO Bonds Series 2003 A (A+/A1)
$11,760,000	5.000%	10/01/16	$12,405,624
Illinois State GO Bonds Series 2007 B (A+/A1)
4,000,000	4.250	01/01/14	4,212,240
Illinois State GO Bonds Series 2009 A (A+/A1)
10,000,000	3.500	09/01/13	10,342,200
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,000,000	4.000	06/01/13	5,177,150
4,750,000	5.000	06/01/15	5,099,125
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (AA+/Aa3)(f)
5,000,000	4.000	06/01/13	5,289,800
13,420,000	5.000	06/01/16	15,170,371
13,545,000	5.000	06/01/17	15,312,893

			209,845,907

Indiana — 1.5%
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/WR)(a)
1,750,000	5.000	07/15/13	1,910,702
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa3)
2,545,000	5.000	08/01/13	2,632,344
1,085,000	5.500	08/01/17	1,148,527
4,535,000	5.625	08/01/18	4,781,886
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,118,653
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,283,000
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa2)(c)
1,500,000	1.700	11/01/27	1,498,050
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2010 B (BBB/NR)(c)
3,000,000	1.000	9/1/11	3,000,180
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 02/25/09 Series 2001 (AA+/Aa1)(c)
2,000,000	3.625	08/01/11	2,004,880
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (A-1+/Aa2)(c)
1,500,000	5.000	08/01/13	1,619,040
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA-/NR)(e)(g)
850,000	29.820	05/01/15	1,573,936
Indiana University RB for Student Fees Series 2008 S (AA+/Aaa)
1,200,000	5.000	08/01/12	1,259,244
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA+/Aa3)
3,905,000	5.000	10/01/15	4,371,687

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (NR/Baa1)
$2,500,000	5.200%	06/01/13	$2,642,800
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(c)
2,500,000	6.250	06/02/14	2,710,600

			36,555,529

Iowa — 0.1%
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	468,234
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I. (NR/Aa1)
1,000,000	3.000	11/01/12	1,034,040
1,185,000	3.000	11/01/13	1,243,658

			2,745,932

Kansas — 0.6%
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
1,000,000	4.000	11/15/12	1,042,580
2,390,000	4.000	11/15/13	2,544,538
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
475,000	3.000	11/15/11	478,971
355,000	3.500	11/15/12	367,723
200,000	5.000	11/15/13	217,568
225,000	5.000	11/15/14	250,146
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,801,064
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,061,080
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,227,350
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,499,167

			15,490,187

Kentucky — 0.5%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(e)(g)
940,000	18.170	11/11/14	1,354,634
Kentucky St Property and Buildings Refunding Series 2011 A (A+/Aa3)(f)
1,325,000	5.000	08/01/16	1,520,530
5,000,000	4.000	08/01/17	5,458,150
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	3,047,213

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kentucky — (continued)
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AA+/Aa3)
$1,080,000	3.000%	09/01/13	$1,110,002

			12,490,529

Louisiana — 1.6%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	471,695
500,000	3.000	08/01/15	526,460
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,296,519
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A1)(a)
4,405,000	5.000	02/01/14	4,929,768
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA+/Aa3)
225,000	2.750	11/01/12	229,430
100,000	2.750	11/01/13	102,907
205,000	2.750	11/01/14	210,511
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/Baa1)
2,700,000	5.000	06/01/16	2,858,463
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
400,000	3.000	04/01/12	406,236
370,000	3.000	04/01/13	380,116
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (NR/Baa2)
350,000	5.000	07/01/12	358,435
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)
600,000	7.000	12/01/11	611,808
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AMBAC) (AA-/Aa3)
2,030,000	4.000	06/01/12	2,084,201
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2010 A-1 (AA/Aa2)(c)
5,000,000	0.840	06/01/13	5,005,950
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project RMKT 10/01/10 Series 2007 B-1A (A/NR)(c)
3,000,000	1.600	10/01/12	3,005,100
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A/NR)(c)
4,750,000	1.875	10/01/13	4,739,075
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (A/NR)(c)
4,845,000	2.100	10/01/14	4,811,860
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,778,790

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — (continued)
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA+/Aa3)
$500,000	4.000%	12/01/15	$543,035
610,000	4.000	12/01/16	664,662
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A/A2)
225,000	3.000	04/01/12	227,558
500,000	4.000	04/01/13	517,575
420,000	4.000	04/01/16	438,967
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (A/Baa3)
145,000	5.500	05/15/30	145,061

			38,344,182

Maine — 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (A-2/NR)(c)
3,125,000	3.800	11/01/15	3,294,219

Maryland — 1.5%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2002 (AAA/WR)(a)
3,270,000	5.250	03/01/12	3,378,335
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,490,906
Baltimore County Maryland GO Bonds 71st issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,576,370
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	3,908,905
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,243,500
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,367,956
5,000,000	5.000	02/01/13	5,361,100
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	5,166,765
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,516,950

			38,010,787

Massachusetts — 1.6%
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A/A3)
4,000,000	5.000	01/01/15	4,402,120
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,120,520

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (BBB/Baa1)
$2,175,000	5.625%	01/01/12	$2,200,426
260,000	5.625	01/01/14	265,244
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA/Aa1)(a)
5,000,000	5.000	08/01/14	5,627,350
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(a)
3,475,000	5.000	12/01/14	3,947,600
Massachusetts State GO Bonds Refunding Series 2010 A (AA/Aa1)(d)
2,500,000	0.620	02/01/14	2,497,725
Massachusetts State GO Bonds Series 2001 C (AA/Aa1)
6,250,000	5.500	12/01/12	6,384,562
Massachusetts State GO Bonds Series 2005 C (AA/Aa1)
3,250,000	5.000	09/01/12	3,425,630
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AAA/Aaa)(c)
3,750,000	2.750	01/05/12	3,796,163
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (NR/NR)
780,000	5.000	08/15/11	781,076
465,000	5.000	08/15/12	469,218
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA+/Aa3)
690,000	5.250	07/01/12	691,635
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
285,000	5.000	07/15/11	285,180

			38,894,449

Michigan — 3.5%
Detroit Michigan Sewage Disposal RB Refunding Series 2003 A (AGM) (AA+/Aa3)
3,000,000	5.000	07/01/11	3,000,000
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(c)
6,850,000	4.250	01/15/14	7,292,167
Michigan Finance Authority State Aid Revenue Notes for Detroit School District Series 2011 A-1 (SP-1/NR)
5,000,000	6.450	02/20/12	5,066,750
Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AA+/Aa3)
7,580,000	5.250	10/15/14	8,293,733
Michigan State COPS GO Bonds Series 2004 A (NATL-RE) (BBB/Baa1)(c)
21,200,000	5.000	09/01/11	21,287,556

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan State GO Bonds Refunding for Environmental Program Series 2005 B (NATL-RE) (AA-/Aa2)
$10,025,000	5.000%	11/01/19	$10,697,076
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/NR)(c)
3,875,000	2.000	08/01/14	3,936,419
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.500	11/15/11	1,007,170
1,000,000	3.000	11/15/12	1,014,670
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/NR)(c)
2,500,000	5.250	08/01/14	2,737,550
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Pollution Control Project Series 1995 CC (AMBAC) (BBB+/Baa1)(c)
25,000	4.850	09/01/11	25,124
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BBB-/Baa3)
980,000	5.000	06/01/12	987,066
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,227,220
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
5,000,000	5.000	12/01/14	5,413,700
10,000,000	5.000	12/01/15	10,840,300
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AA+/Aa3)
3,235,000	4.000	10/01/12	3,338,067

			87,164,568

Minnesota — 1.5%
Minneapolis Minnesota Special School District Refunding Series 2011 A (SD CRED PROG) (AAA/Aa2)(f)
3,525,000	2.000	02/01/13	3,603,079
3,520,000	2.000	02/01/14	3,621,763
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA+/NR)
8,575,000	4.000	06/01/14	9,234,932
Minnesota State GO Bonds Series 2008 C (AAA/Aa1)
3,850,000	5.000	08/01/12	4,044,772
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,021,450
950,000	3.000	10/01/14	987,496
Minnesota State Various Purpose GO Bonds Series 2009 D (AAA/Aa1)
9,445,000	5.000	08/01/13	10,329,146
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AAA/Aa2)
3,820,000	3.000	02/01/13	3,970,317

			36,812,955

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Mississippi — 0.5%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
$250,000	3.000%	11/01/12	$257,270
700,000	3.000	11/01/13	734,160
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
580,000	4.000	08/01/12	599,343
605,000	4.000	08/01/13	637,991
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2004 (A-2/NR)(c)
1,000,000	1.750	09/01/11	1,001,120
Mississippi Development Bank Special Obligation RB Refunding Series 2009 B-1 (ASSURED GTY) (AA+/Aa3)
500,000	3.000	07/01/11	500,000
Mississippi State GO Bonds for Capital Improvement Series 2002 (AGM-CR) (AA+/Aa2)(a)
5,000,000	5.000	11/01/12	5,296,200
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,201,954
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,853,616

			12,081,654

Missouri — 0.3%
Columbia School District GO Bonds Refunding Series 2005 B (NR/Aa1)
1,000,000	5.000	03/01/12	1,031,160
Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aaa)
4,000,000	5.000	05/01/12	4,155,760
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/Baa1)
2,000,000	5.000	07/01/14	2,157,980
1,000,000	5.000	07/01/15	1,088,340

			8,433,240

Nebraska — 0.2%
Omaha Nebraska GO Bonds Refunding Series 2008 (AAA/Aaa)
3,840,000	4.000	06/01/12	3,960,038

Nevada — 0.6%
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/Aa3)
3,000,000	5.000	07/01/16	3,348,030
Clark County School District Limited Tax GO Bonds Refunding Series 2003 D (NATL-RE) (AA/Aa2)(a)
3,450,000	5.000	12/15/13	3,824,497
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (AA+/Aa2)(a)
5,000,000	5.000	06/01/13	5,431,550

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Nevada — (continued)
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
$550,000	4.600%	12/01/11	$551,007
600,000	4.700	12/01/12	603,048
535,000	4.800	12/01/14	533,812

			14,291,944

New Hampshire — 0.8%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (BBB+/A3)
4,855,000	5.000	01/01/12	4,934,136
5,105,000	5.000	01/01/13	5,315,888
5,240,000	5.000	01/01/14	5,606,224
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
355,000	5.000	07/01/11	355,000
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	2,974,878
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
395,000	5.250	06/01/12	398,618

			19,584,744

New Jersey — 4.9%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
1,000,000	5.000	01/15/12	1,023,400
4,000,000	5.000	01/15/13	4,255,400
Franklin Township School District GO Bonds Refunding Series 2009 (SCH BD RES FD) (AA/NR)
1,315,000	4.000	08/15/12	1,365,496
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	6,068,513
Morris County GO Bonds Refunding Series 2009 (AAA/Aaa)
3,500,000	3.000	03/15/12	3,566,710
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (A+/A1)
2,000,000	5.000	06/15/13	2,128,280
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AA+/Aa3)(c)
2,000,000	5.000	09/01/14	2,162,000
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (ETM) (A+/A1)(a)
6,000,000	5.000	06/15/12	6,268,440
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (A+/A1)
2,695,000	5.250	06/15/14	2,864,138
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (A+/A1)
3,685,000	5.250	12/15/14	4,076,163

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A+/A1)
$3,905,000	5.000%	03/01/17	$4,164,800
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (A+/A1)(a)
1,300,000	5.000	03/01/13	1,398,852
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A+/A1)
7,500,000	5.000	12/15/16	8,363,400
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (AGM) (A-/Baa1)
1,900,000	4.000	01/01/13	1,946,645
4,680,000	3.500	01/01/16	4,769,622
New Jersey State GO Bonds Refunding Series 2010 Q (AA-/Aa3)
10,000,000	5.000	08/15/15	11,402,200
5,000,000	5.000	08/15/16	5,769,550
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (AGM) (AA+/Aa3)
5,285,000	5.750	12/15/12	5,659,231
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (A+/A1)
6,800,000	5.500	12/15/16	7,753,768
Newark Housing Authority RB for South Ward Police Facility Series 2009 ((ASSURED GTY) (GO OF CITY)) (NR/Aa3)
1,155,000	3.500	12/01/11	1,164,598
1,000,000	3.500	12/01/12	1,028,780
1,235,000	3.500	12/01/13	1,286,808
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,416,147
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,743,031
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
5,940,000	5.750	06/01/12	6,234,980
5,000,000	6.000	06/01/12	5,259,550
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
1,750,000	6.750	06/01/13	1,959,003
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
9,770,000	4.500	06/01/23	8,665,306
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AAA/Aaa)
4,195,000	4.000	03/01/14	4,547,800

			121,312,611

New Mexico — 1.3%
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,194,120
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/A1)(c)
10,000,000	2.875	04/01/15	10,258,700

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Mexico — (continued)
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2009 A (AA+/Aa1)
$6,000,000	2.000%	06/15/12	$6,095,280
New Mexico State Severance Tax RB Series 2009 A (AA/Aa1)
10,000,000	4.000	07/01/12	10,359,000

			30,907,100

New York — 11.3%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA+/Aa3)
1,625,000	5.000	12/15/15	1,801,979
Albany County GO Serial Bonds Series 2010 (AA/Aa2)
1,920,000	2.000	06/01/14	1,966,445
1,640,000	3.000	06/01/15	1,740,597
1,385,000	3.000	06/01/16	1,468,003
Marlboro Central School District GO Serial Bonds Series 2010 (AGM ST AID WITHHLDG) (AA+/NR)
890,000	3.000	10/15/12	917,546
870,000	3.000	10/15/13	909,637
950,000	4.000	10/15/14	1,033,562
990,000	4.000	10/15/15	1,087,782
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)
1,825,000	5.000	11/15/12	1,929,353
Metropolitan Transportation Authority RB Series 2008 B (A/A2)(c)
9,435,000	5.000	11/15/11	9,590,866
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,556,294
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,031,900
Nassau County New York GO Bonds Refunding Series 2009 E (A+/A1)
500,000	4.000	06/01/12	513,765
3,000,000	4.000	06/01/13	3,147,090
New York City GO Bonds Series 2009 C (AA/Aa2)
7,000,000	5.000	08/01/13	7,617,330
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,780,568
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
2,500,000	4.000	03/01/13	2,635,750
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,270,656
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,704,802
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BBB-/NR)
1,630,000	5.000	11/01/11	1,645,795
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA+/Aa2)
5,000,000	5.000	03/01/15	5,640,600
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (AAA/Aa1)
1,075,000	5.000	11/01/12	1,140,596

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (NR/NR)(a)
$1,675,000	5.000%	11/01/12	$1,779,503
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (AAA/Aa1)
17,250,000	3.000	11/01/12	17,848,920
New York City Trust Cultural Resources RB for Juilliard School Series 2009 B (AA/Aa2)(c)
1,500,000	2.750	07/01/12	1,525,545
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (CITY APPROP) (AA-/Aa3)
4,825,000	5.000	01/15/14	5,198,214
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
21,935,000	3.000	02/15/14	23,201,527
7,095,000	5.000	02/15/15	8,065,809
New York State Dormitory Authority RB for New York University Hospital Center Series 2007 A (BBB+/Baa1)
1,000,000	5.000	07/01/11	1,000,000
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (BBB/Aa3)
6,880,000	5.500	05/15/13	7,220,491
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
27,085,000	3.000	02/01/13	28,159,462
23,075,000	3.000	02/01/15	24,563,568
New York State Thruway Authority General BANS Series 2009 (SP-1+/MIG1)
15,000,000	4.000	07/15/11	15,013,950
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	7,451,660
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
4,560,000	4.000	04/01/13	4,796,436
2,730,000	5.000	04/01/14	3,004,474
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
1,060,000	5.000	03/15/13	1,140,433
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
8,000,000	5.000	03/15/16	9,275,600
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 B (AA-/NR)
21,775,000	5.000	01/01/14	23,846,456
Suffolk County New York Public Improvement Series 2011 A (AA/Aa2)
4,520,000	3.000	05/15/15	4,825,823
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
4,445,000	5.500	06/01/15	4,459,935
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
12,500,000	5.500	06/01/19	13,170,750

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
Triborough Bridge & Tunnel Authority General Purpose RB Series 2008 (GO OF AUTH) (AA-/Aa2)
$2,250,000	5.000%	11/15/11	$2,287,665
Triborough Bridge & Tunnel Authority RB Series 2001 A (FGIC-TCRS) (GO OF AUTH) (AAA/Aa2)(a)
5,000,000	5.000	01/01/12	5,116,800
Troy IDA Civic Facilities RB for Rensselaer Polytechnic Institute Project RMKT 05/11/06 Series 2002 E (A/A3)(c)
2,120,000	4.050	09/01/11	2,129,116

			281,213,053

North Carolina — 1.9%
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
1,715,000	5.000	09/01/12	1,796,257
3,190,000	5.000	09/01/13	3,427,687
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/A1)
1,220,000	2.250	07/01/14	1,244,827
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,534,673
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
740,000	4.000	01/15/13	771,102
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
500,000	3.000	06/01/14	532,095
300,000	4.000	06/01/16	335,925
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,088,680
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	6,176,940
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,235,000	5.000	01/01/12	1,259,021
1,500,000	3.200	01/01/13	1,546,305
500,000	5.000	01/01/13	528,665
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
500,000	3.000	01/01/13	513,965
3,000,000	3.000	01/01/14	3,119,880
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,098,280
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (A/A2)(a)
5,395,000	5.250	01/01/13	5,783,979
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,570,800
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	1,048,513

			47,377,594

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — 2.3%
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
$2,595,000	4.000%	06/01/16	$2,564,223
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/Baa3)
13,745,000	5.125	06/01/24	11,252,482
3,415,000	5.375	06/01/24	2,816,419
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AA+/Aa2)(a)
5,000,000	5.000	12/01/13	5,534,150
Cleveland Ohio Airport System RB Series 2009 C (A-/Baa1)
5,000,000	4.000	01/01/13	5,148,650
Cleveland Ohio RB Sub Lien for Police & Fire Pension Series 2008 (AA/NR)
2,000,000	5.000	05/15/12	2,071,680
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Generation Corp. Project Series 2009 D (BBB-/Baa1)(c)
10,000,000	4.750	08/01/12	10,300,200
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
7,620,000	3.000	05/01/14	8,060,055
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,667,119
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(c)
4,100,000	3.750	01/15/13	4,209,101
Ohio State RB for Mental Health Capital Facilities Series II — 2009 A (ST APPROP) (AA/Aa2)
1,320,000	4.000	12/01/13	1,403,054
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (A-2/NR)(c)
2,000,000	2.625	01/02/13	2,000,000

			58,027,133

Oklahoma — 1.2%
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,020,000	2.000	03/01/13	4,111,053
4,745,000	2.250	03/01/14	4,872,166
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,435,488
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (BBB/NR)(c)
3,000,000	2.250	06/02/14	3,001,650
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,954,043
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,057,569

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oklahoma — (continued)
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
$1,985,000	3.000%	03/01/13	$2,068,251
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,132,180

			29,632,400

Oregon — 0.6%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(c)
2,000,000	5.000	07/15/14	2,166,680
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (A-2/NR)(c)
2,000,000	1.700	09/01/11	2,002,080
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (NR/NR)(a)
550,000	5.800	09/01/12	590,331
520,000	5.900	09/01/12	558,730
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB-/NR)
400,000	5.500	09/01/11	401,492
550,000	5.600	09/01/14	563,288
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB-/NR)
325,000	5.800	09/01/12	333,648
175,000	5.900	09/01/15	178,857
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,665,027
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AA+/Aa1)
3,000,000	5.000	06/15/13	3,257,460
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	526,615
500,000	5.000	03/15/14	536,110
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A2)
500,000	5.000	05/01/15	542,775
2,000,000	5.000	05/01/16	2,180,040

			15,503,133

Pennsylvania — 1.3%
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,300,000	4.250	12/15/12	1,329,393
1,050,000	4.250	12/15/15	1,076,029
645,000	4.250	12/15/17	647,148
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
1,030,000	5.400	11/15/14	1,057,707
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,891,990

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
North Penn School District GO Bonds Series 2009 (ASSURED GTY) (ST AID WITHHLDG) (NR/Aa2)
$4,185,000	5.000%	09/01/11	$4,215,676
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(c)
1,500,000	5.000	06/01/12	1,540,260
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (A-2/NR)(c)
2,500,000	2.625	12/03/12	2,543,600
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa1)
1,850,000	5.500	02/01/13	1,996,242
Pennsylvania State Department of General Services COPS Refunding Series 2001 (AGM) (AA+/Aa3)
250,000	5.000	11/01/12	253,528
Pennsylvania State Higher Educational Facilities Authority RB for State System of Higher Education Series 2006 AE (NATL-RE) (GO OF UNIV) (AA/Aa2)
2,340,000	5.000	06/15/12	2,436,759
Philadelphia GO Bonds Series 2011 (AGM) (AA+/Aa3)
1,460,000	5.000	08/01/16	1,605,723
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa2)
1,000,000	5.000	08/01/13	1,069,560
Pittsburgh Water & Sewer Authority RB Refunding Subseries 2009 C-1D (ASSURED GTY) (AA+/NR)(c)
2,000,000	2.625	09/01/12	2,018,480
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AA+/NR)
1,000,000	4.000	05/01/13	1,051,900
Sharon City School District GO Bonds Series 2010 (ASSURED GTY) (ST AID WITHHLDG) (AA+/NR)
1,175,000	3.000	05/15/12	1,198,688
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,115,770
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(c)
2,000,000	5.500	09/15/13	2,179,520

			31,227,973

Puerto Rico — 3.1%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (BBB/NR)
11,365,000	4.750	12/01/15	11,675,151
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB/A3)
2,645,000	5.000	12/01/15	2,812,164
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
2,500,000	5.000	07/01/12	2,570,875

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA+/Aa3)
$825,000	5.000%	07/01/14	$895,142
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (CIFG) (BBB+/A3)
500,000	5.000	07/01/13	530,070
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (AGM) (AA+/Aa3)
120,000	5.750	08/01/12	120,385
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA+/Aa3)
1,125,000	5.250	08/01/16	1,158,874
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/A3)
3,940,000	5.000	07/01/14	4,191,293
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB/A3)(c)
4,965,000	5.000	07/01/12	5,088,579
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (COMWLTH GTD) (BBB/A3)(c)
1,050,000	5.000	07/01/12	1,076,134
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (AMBAC) (BBB-/Baa1)(c)
10,415,000	5.250	02/01/12	10,562,060
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (FGIC) (BBB-/Baa1)(c)
22,010,000	5.250	02/01/12	22,320,781
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (NATL-RE) (BBB/Baa1)(c)
4,270,000	5.250	02/01/12	4,330,292
Puerto Rico Sales Tax Financing Corp. RB Series 2009 A (A+/A1)(a)(c)
10,000,000	5.000	08/01/11	10,033,200

			77,365,000

Rhode Island — 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa3)
1,220,000	6.000	06/01/23	1,235,299

South Carolina — 1.2%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
1,255,000	4.000	03/01/13	1,328,493
2,400,000	5.000	03/01/14	2,636,064
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (A+/NR)
1,125,000	3.000	11/01/12	1,150,819
1,905,000	4.000	11/01/16	2,024,939
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (NR/NR)
6,000,000	3.600	02/01/17	6,255,300

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Carolina — (continued)
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
$1,585,000	5.000%	03/01/13	$1,704,984
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,682,184
1,595,000	3.000	03/01/14	1,688,212
Rock Hill South Carolina RB Refunding for Combined Utility System Series 2009 C (ASSURED GTY) (AA+/Aa3)
1,430,000	4.000	01/01/12	1,453,423
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,000,000	3.000	08/01/12	1,009,990
1,080,000	3.500	08/01/13	1,103,836
South Carolina Jobs-Economic Development Authority Hospital RB Refunding for AnMed Health Project Series 2010 (A+/NR)
1,000,000	3.000	02/01/12	1,012,990
South Carolina State Public Service Authority RB Refunding Series 2009 A (AA-/Aa3)
2,000,000	5.000	01/01/12	2,045,520
Tobacco Settlement Revenue Management Authority RB Series 2003 (A/Baa3)
985,000	5.000	06/01/18	986,093
Western Carolina Regional Sewer Authority RB Refunding for South Carolina Sewer System Series 2005 B (AGM) (AA+/Aa2)
2,200,000	5.000	03/01/15	2,481,028

			28,563,875

South Dakota — 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,250,000	4.250	11/01/14	1,336,538

Tennessee — 2.0%
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	934,865
Knox County GO Bonds Refunding Series 2003 (AA+/Aa1)
4,500,000	5.000	04/01/13	4,650,255
Lewisburg Industrial Development Board Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 07/28/06 Series 2006 (A-2/NR)
2,500,000	2.500	07/01/12	2,522,900
Maury County Tennessee GO Bonds Series 2006 (XLCA) (NR/Aa2)
2,180,000	3.600	04/01/16	2,305,851
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(a)
6,000,000	5.000	12/01/13	6,633,360
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (NATL-RE) (AA/Aa2)
4,430,000	5.000	10/01/11	4,480,148
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aa1)(a)
5,000,000	5.500	10/15/11	5,072,500

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
$5,000,000	4.500%	10/01/12	$5,254,400
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,444,454
Rutherford County GO Bonds Capital Outlay Notes Series 2009 (SP-1+/MIG1)
2,500,000	4.000	04/01/12	2,570,225
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	4.000	06/01/12	5,165,750
5,000,000	5.000	06/01/14	5,466,800
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
1,500,000	4.000	06/01/14	1,610,985

			50,112,493

Texas — 8.6%
Bell County GO Bonds Limited Tax Notes Series 2008 (ETM) (NR/NR)(a)
275,000	4.000	02/15/12	281,229
Bell County GO Bonds Unrefunded Balance Limited Tax Notes Series 2008 (AA+/Aa2)
225,000	4.000	02/15/12	229,957
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,150,106
1,135,000	3.000	02/15/14	1,198,719
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,485,399
550,000	3.000	02/15/14	580,877
Corpus Christi Texas Utility System RB Series 2005 (AGM) (AA+/Aa3)
1,000,000	5.000	07/15/12	1,044,680
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(b)
7,500,000	0.000	02/15/12	7,481,775
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/Aa2)
2,000,000	5.000	02/15/13	2,137,280
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,657,850
2,000,000	4.000	11/01/14	2,154,540
Denton Texas Independent School District GO Bonds for Capital Appreciation Series 2002 (PSF-GTD) (AAA/Aaa)(a)(b)
5,745,000	0.000	08/15/12	2,410,889

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
$500,000	3.000%	03/01/12	$508,430
800,000	4.000	03/01/13	846,160
500,000	4.000	03/01/14	539,990
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,500,008
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (A-1/Aa1)(c)
5,000,000	2.300	09/03/13	5,050,500
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,774,164
Harris County Texas Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(c)
3,000,000	5.000	06/01/13	3,207,900
Harris County Texas Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,055,500
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
1,000,000	4.000	10/01/13	1,075,400
Harris County Texas Tax and Sub Lien RB Refunding Series 2004 B (AGM) (AAA/Aaa)(c)
5,500,000	5.000	08/15/12	5,775,715
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
500,000	3.000	07/01/11	500,000
480,000	3.000	07/01/12	479,165
500,000	4.000	07/01/13	504,565
855,000	4.000	07/01/14	859,540
930,000	4.000	07/01/15	927,619
2,005,000	4.500	07/01/16	2,030,002
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AA+/NR)
1,090,000	4.000	02/15/12	1,111,048
1,050,000	4.000	02/15/13	1,095,139
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA/WR)(a)
5,500,000	5.750	12/01/12	5,910,355
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 1991 C (AMBAC) (AA+/Aa2)(b)
5,000,000	0.000	12/01/11	4,990,550
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (AGM) (AA+/Aa3)(a)
7,775,000	5.000	12/01/12	8,273,611
3,855,000	5.125	12/01/12	4,108,967
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,267,341

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(b)
$1,500,000	0.000%	08/15/13	$1,479,300
2,000,000	0.000	08/15/14	1,929,380
1,000,000	0.000	08/15/15	944,300
Longview Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/13	990,570
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,746,573
Lubbock GO Bonds Certificates for Texas Waterworks System Series 2008 (AGM) (AA+/Aa2)
1,500,000	5.000	02/15/12	1,543,470
Lubbock GO Bonds for Municipal Drainage Utilities Series 2003 D (NATL-RE) (AA+/Aa2)(a)
8,500,000	5.000	02/15/12	8,746,840
Matagorda County Texas Navigation District No.1 PCRB Refunding for Central Company Project Series 2011 (BBB/NR)(c)
6,000,000	1.125	06/01/12	6,001,620
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,216,735
1,255,000	4.000	03/01/14	1,348,171
Mission Economic Development Corp. Solid Waste Disposal RB for Allied Waste North America, Inc. Project Series 2008 A (A-2/NR)(c)
3,000,000	1.150	10/03/11	3,000,000
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/1/09 Series 2006 (A-2/NR)(c)
4,000,000	3.750	06/01/15	4,189,320
North East Independent School District GO Bonds Unlimited Tax for Capital Appreciation Series 2007 A (PSF-GTD) (AAA/Aaa)(b)
5,300,000	0.000	08/01/11	5,299,523
North East Independent School District GO Bonds Unlimited Tax Refunding Series 2004 (PSF-GTD) (AAA/Aaa)
13,460,000	5.000	08/01/15	15,140,077
North Texas Municipal Water District RB Refunding for Water System Improvement Series 2009 (AAA/Aa2)
765,000	4.000	09/01/12	797,275
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-2 (A-/A2)(c)
4,000,000	5.250	01/01/12	4,090,560
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(c)
5,100,000	5.750	01/01/16	5,741,580
North Texas Tollway Authority System RB Refunding First Tier Series 2008 H (A-/A2)(c)
4,000,000	5.000	01/01/13	4,235,440
Northside Texas Independent School District Unlimited Tax Refunding Series 2011 A (PSF-GTD) (AAA/Aaa)(c)
7,000,000	1.350	06/01/14	7,031,850
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,561,040

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Point Isabel Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(b)
$1,000,000	0.000%	02/01/13	$990,800
San Antonio Texas Hotel Occupancy RB for Capital Appreciation Series 1996 (ETM) (FGIC) (A+/Aa2)(a)(b)
1,120,000	0.000	08/15/11	1,119,373
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,062,290
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,391,611
Tarrant Regional Water District RB Refunding and Improvement Series 2002 (AGM) (AAA/Aa1)
6,125,000	5.375	03/01/15	6,602,076
Texas State Public Finance Authority GO Bonds Refunding Series 2002 (AA+/Aaa)(a)
5,000,000	5.375	10/01/12	5,319,900
Texas State Public Finance Authority GO Bonds Refunding Series 2008 A (AA+/Aaa)
3,750,000	5.000	10/01/11	3,792,713
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aa1)
16,725,000	4.000	07/01/15	18,576,959
7,355,000	5.000	07/01/16	8,467,812
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
1,195,000	5.000	04/15/13	1,288,126
Weatherford Texas Independent School District GO Bonds for School Building RMKT 08/03/09 Series 2002 A (PSF-GTD) (NR/Aaa)
2,000,000	5.000	02/01/12	2,053,900

			213,904,154

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,045,000	5.000	10/01/12	1,085,933
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,656,925
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
605,000	4.000	07/01/12	618,667
1,285,000	4.000	07/01/13	1,331,992
480,000	4.000	07/01/14	499,608
680,000	4.750	07/01/15	731,014

			6,924,139

Utah — 0.9%
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA+/NR)
1,340,000	4.000	05/01/14	1,439,817
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,132,630

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Utah — (continued)
Utah State GO Bonds Series 2009 A (AAA/Aaa)
$5,850,000	5.000%	07/01/14	$6,592,073
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	8,175,257
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA+/Aa3)
1,615,000	4.000	12/01/12	1,686,011
1,575,000	3.000	12/01/14	1,661,137

			22,686,925

Virginia — 2.0%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	509,285
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,538,992
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,496,500
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AAA/Aaa)(a)
8,765,000	5.625	06/01/15	10,239,361
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
1,000,000	3.000	06/01/13	1,048,840
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,575,648
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2004 A (ETM) (ST APPROP) (AA+/NR)(a)
105,000	5.000	02/01/13	112,583
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (ST APPROP) (AA+/Aa1)
2,395,000	5.000	02/01/13	2,564,829
Virginia State Housing Development Authority Commonwealth Mortgage RB Subseries 2006 F-1 (GO OF AUTH) (AAA/Aaa)
6,000,000	4.000	04/01/12	6,099,540
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,047,592
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,241,560
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(a)
6,185,000	5.000	08/01/14	6,991,215
Wise County Virginia IDA Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(c)
5,000,000	2.375	11/01/15	5,048,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(c)
$2,000,000	4.050%	05/01/14	$2,120,860

			50,634,955

Washington — 0.5%
Grant County Washington Public Utility District No. 2 Priest Rapids RB Refunded Series 2001 H (AGM) (AA+/Aa3)
3,000,000	5.375	01/01/12	3,072,990
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
2,775,000	6.500	06/01/26	2,816,292
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,734,535
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,462,900

			13,086,717

Wisconsin — 1.0%
Badger Tobacco Asset Securitization Corp. Tobacco Settlement RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
10,000,000	6.000	06/01/12	10,505,000
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa1)
4,050,000	5.000	02/01/16	4,675,644
Wisconsin State GO Bonds Series 2002 G (NATL-RE) (AA/Aa2)
2,500,000	5.000	05/01/12	2,597,150
Wisconsin State GO Bonds Series 2007 B (AGM) (AA+/Aa2)
4,115,000	5.000	05/01/12	4,274,909
Wisconsin State Health & Educational Facilities Authority RB for Aurora Health Care, Inc. Series 2010 A (A/A3)
1,500,000	5.000	04/15/12	1,535,205

			23,587,908

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$2,411,636,178

Other Municipal Debt Obligation — 0.0%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(e)
$2,000,000	4.950%	09/30/12	$1,640,080

Short-Term Investments — 3.3%
California — 0.1%
California Infrastructure & Economic Development Bank VRDN RB for J.Paul Getty Trust RMKT 4/6/10 Series 2003 B (A-1+/VMIG1)(c)
$2,500,000	0.020%	07/01/11	$2,500,000

Delaware — 0.2%
University of Delaware VRDN RB Series 2004 B (A-1/NR)(c)
6,000,000	0.050	07/01/11	6,000,000

Illinois — 0.5%
Chicago Illinois RB for Second Lien Water Series 1999 (A-1+/VMIG1)(c)
7,000,000	0.040	07/01/11	7,000,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Illinois — (continued)
Chicago Illinois GO VRDN Project Series 2003 B-1 RMKT 3/18/09 (A-1/Aa3)(c)
$5,000,000	0.050%	07/01/11	$5,000,000

			12,000,000

Massachusetts — 0.2%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Issue Series 1995 G (NR/Aa2)(c)
1,500,000	0.030	07/01/11	1,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(c)
3,000,000	0.020	07/01/11	3,000,000

			4,500,000

Mississippi — 0.6%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A. Inc. Project Series 2010 G (A-1+/VMIG1)(c)
5,000,000	0.030	07/01/11	5,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron U.S.A., Inc. Project Series 2010 L (A-1+/VMIG1)(c)
5,000,000	0.030	07/01/11	5,000,000
Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A., Inc. Project Series 2009 E (NR/VMIG1)(c)
5,200,000	0.030	07/01/11	5,200,000

			15,200,000

Missouri — 0.3%
Missouri State Health & Educational Facilities Authority RB for Washington University Series 1996 D (GO OF INSTN) (A-1+/VMIG1)(c)
2,300,000	0.030	07/01/11	2,300,000
Missouri State Health & Educational Facilities Authority RB for Washington University Series 2004 A (A-1+/VMIG1)(c)
2,570,000	0.030	07/01/11	2,570,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 1996 C (GO OF INSTN) (A-1+/VMIG1)(c)
1,700,000	0.030	07/01/11	1,700,000

			6,570,000

New York — 1.1%
New York City GO Bonds Series 1993 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
5,000,000	0.030	07/01/11	5,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subseries 2002-C5 (NR/VMIG1)(c)
6,000,000	0.040	07/01/11	6,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-C (LIQ - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
4,870,000	0.040	07/01/11	4,870,000
New York City VRDN GO Bonds for Subseries 1994 A-8 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
2,400,000	0.030	07/01/11	2,400,000
New York City VRDN GO Bonds Refunding Series 1993 C (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
3,800,000	0.030	07/01/11	3,800,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New York — (continued)
New York City VRDN GO Bonds Series 1994 E-5 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
$2,700,000	0.030%	07/01/11	$2,700,000
New York City VRDN GO Bonds Subseries 1993 E-5 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(c)
2,700,000	0.030	07/01/11	2,700,000

			27,470,000

Texas — 0.3%
Houston Higher Education Finance Corp. RB for Rice University Project Series 2008 B (A-1+/VMIG1)(c)
2,800,000	0.020	07/01/11	2,800,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (AMT) (A-1+/VMIG1)(c)
3,800,000	0.040	07/01/11	3,800,000

			6,600,000

TOTAL SHORT-TERM INVESTMENTS			$80,840,000

Shares	Rate	Value
Investment Company(d) — 0.0%
Blackrock Municipal Bond Fund — Institutional Shares
$45,509	0.010%	$45,509

TOTAL INVESTMENTS — 100.5%		$2,494,161,767

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(13,314,579)

NET ASSETS — 100.0%		$2,480,847,188

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b) Issued with zero coupon. Income is recognized through the accretion of discount.

(c) Securities with ‘‘Put’’ features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2011.

(d) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2011.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to 10,185,250, which represents approximately 0.4% of net assets as of June 30, 2011.

(f) When-issued security.

(g) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp.
Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
CIFG	—	CIFC Assurance North America, Inc.
CITY APPROP	—	City Appropriation
CNTY GTD	—	County Guaranteed
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF INSTN	—	General Obligation of Institution
GO OF UNIV	—	General Obligation of University
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance
Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp.
Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance
Guarantee Corp. - Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
SCH BD GTY	—	School Bond Guaranty
SCH BD RES FD	—	School Bond Reserve Fund
SCSDE	—	South Carolina State Department of Education
SD CRED PROG	—	School District Credit Program
ST AID WITHHLDG	—	State Aid Withholding
ST APPROP	—	State Appropriation
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,462,238,393

Gross unrealized gain	37,598,885
Gross unrealized loss	(5,675,511)

Net unrealized security gain	$31,923,374

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of June 30, 2011:
HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$3,104,126,326	$—
Short-term Investments	522,624	10,400,000	—

Total	$522,624	$3,114,526,326	$—

Derivative Type

Liabilities
Credit Default Swap Contracts	$—	$(292,003)	$—

MUNICPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$547,316,475	$—
Short-term Investments	106,451	5,500,000	—

Total	$106,451	$552,816,475	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$2,413,276,258	$—
Short-term Investments	45,509	80,840,000	—

Total	$45,509	$2,494,116,258	$—

Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     As of June 30, 2011, the High Yield Municipal Fund entered into credit default swaps. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of June 30, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Liabilities

Credit	$(292,003)

Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended delivery basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 26, 2011

* Print the name and title of each signing officer under his or her signature.